UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2012

(unaudited)

FINANCIAL SERVICES SERIES	SHARES	VALUE

COMMON STOCKS - 99.4%
Financials - 75.9%
Capital Markets - 2.2%
Deutsche Bank AG (Germany)[1]	88,820	$3,518,110

Commercial Banks - 26.7%
Barclays plc (United Kingdom)[1]	934,260	3,244,327
BNP Paribas S.A. (France)[1]	83,000	3,935,120
CIT Group, Inc.*	116,500	4,588,935
First Commonwealth Financial Corp.	623,400	4,394,970
HSBC Holdings plc - ADR (United Kingdom)	177,000	8,223,420
ICICI Bank Ltd. - ADR (India)	131,000	5,258,340
Standard Chartered plc (United Kingdom)[1]	246,630	5,588,385
Wells Fargo & Co.	222,950	7,698,464

		42,931,961

Consumer Finance - 8.4%
American Express Co.	90,000	5,117,400
Discover Financial Services	210,000	8,343,300

		13,460,700

Diversified Financial Services - 27.2%
CME Group, Inc.	108,500	6,217,050
Deutsche Boerse AG (Germany)[1]	89,000	4,925,056
JPMorgan Chase & Co.	207,000	8,379,360
JSE Ltd. (South Africa)[1]	760,000	6,291,481
MarketAxess Holdings, Inc.	274,000	8,658,400
Moody’s Corp.	208,000	9,187,360

		43,658,707

Insurance - 11.4%
Admiral Group plc (United Kingdom)[1]	433,000	7,379,601
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	659,680	6,228,277
Zurich Insurance Group AG (Switzerland)[1]	18,700	4,662,048

		18,269,926

Total Financials		121,839,404

Industrials - 4.4%
Commercial Services & Supplies - 4.4%
Edenred (France)[1]	250,000	7,019,903

Information Technology - 19.1%
Internet Software & Services - 3.0%
Bankrate, Inc.*	310,000	4,829,800

IT Services - 16.1%
Euronet Worldwide, Inc.*	348,492	6,548,165
MasterCard, Inc. - Class A	14,050	6,343,294
The Western Union Co.	446,000	8,126,120

1

Investment Portfolio - September 30, 2012

(unaudited)

FINANCIAL SERVICES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
Wirecard AG (Germany)[1]	213,314	$4,908,998

		25,926,577

Total Information Technology		30,756,377

TOTAL COMMON STOCKS (Identified Cost $149,306,782)		159,615,684

SHORT-TERM INVESTMENTS - 1.6%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.07% (Identified Cost $2,561,508)	2,561,508	2,561,508

TOTAL INVESTMENTS - 101.0% (Identified Cost $151,868,290)		162,177,192
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(1,633,084)

NET ASSETS - 100%		$160,544,108

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2012.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$151,868,290
Unrealized appreciation	14,414,917
Unrealized depreciation	(4,106,015)

Net unrealized appreciation	$10,308,902

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

Investment Portfolio - September 30, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Financials	$121,839,404	$82,295,276	$39,544,128	$—
Industrials	7,019,903	—	7,019,903	—
Information Technology	30,756,377	25,847,379	4,908,998	—
Mutual funds	2,561,508	2,561,508	—	—

Total assets	$162,177,192	$110,704,163	$51,473,029	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - September 30, 2012

(unaudited)

LIFE SCIENCES SERIES	SHARES	VALUE

COMMON STOCKS - 92.5%
Health Care - 92.5%
Biotechnology - 15.9%
Genomic Health, Inc.*	111,871	$3,880,805
Green Cross Corp. (South Korea)[1]	60,500	9,210,507
Incyte Corp. Ltd.*	342,980	6,190,789
Myriad Genetics, Inc.*	545,800	14,731,142
Protalix BioTherapeutics, Inc.*	812,000	4,206,160

		38,219,403

Health Care Equipment & Supplies - 26.3%
Abaxis, Inc.*	150,000	5,388,000
Alere, Inc.*[2,3]	122,000	2,377,180
Alere, Inc.*	77,190	1,504,433
BioMerieux (France)[1]	97,796	9,075,225
DexCom, Inc.*	382,400	5,747,472
HeartWare International, Inc.*	57,000	5,385,930
Insulet Corp.*	491,040	10,596,643
MAKO Surgical Corp.*	329,000	5,727,890
Quidel Corp.*	261,810	4,956,063
Sirona Dental Systems, Inc.*	128,100	7,296,576
Thoratec Corp.*	148,000	5,120,800

		63,176,812

Health Care Providers & Services - 9.5%
Apollo Hospitals Enterprise Ltd. (India)[1]	607,000	8,415,371
PSS World Medical, Inc.*	162,703	3,706,374
Qualicorp S.A. (Brazil)*	445,000	4,280,429
Sonic Healthcare Ltd. (Australia)[1]	447,340	6,266,395

		22,668,569

Health Care Technology - 8.5%
Allscripts Healthcare Solutions, Inc.*	370,000	4,599,100
Cerner Corp.*	53,200	4,118,212
Computer Programs & Systems, Inc.	104,000	5,777,200
Greenway Medical Technologies, Inc.*	346,500	5,925,150

		20,419,662

Life Sciences Tools & Services - 14.9%
Lonza Group AG (Switzerland)[1]	126,200	6,605,546
Luminex Corp.*	382,000	7,426,080
Oxford Nanopore Technologies Ltd. (United Kingdom)*[3,4,5]	45,464	12,029,129
QIAGEN N.V. - ADR (Netherlands)*	273,000	5,053,230
WuXi PharmaTech Cayman, Inc. - ADR (Cayman Islands)*	303,070	4,524,835

		35,638,820

1

Investment Portfolio - September 30, 2012

(unaudited)

LIFE SCIENCES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals - 17.4%
Glenmark Pharmaceuticals Ltd. (India)[1]	653,000	$5,204,647
Lupin Ltd. (India)[1]	438,000	4,944,305
Optimer Pharmaceuticals, Inc.*	453,600	6,404,832
Ranbaxy Laboratories Ltd. (India)*[1]	331,414	3,314,375
Strides Arcolab Ltd. (India)[1]	715,750	11,942,726
Sun Pharmaceutical Industries Ltd. (India)[1]	317,800	4,181,496
UCB S.A. (Belgium)[1]	105,000	5,777,999

		41,770,380

Total Health Care		221,893,646

TOTAL COMMON STOCKS (Identified Cost $182,719,465)		221,893,646

SHORT-TERM INVESTMENTS - 5.2%
Dreyfus Cash Management, Inc. - Institutional Shares[6] , 0.07%, (Identified Cost $12,441,106)	12,441,106	12,441,106

TOTAL INVESTMENTS - 97.7% (Identified Cost $195,160,571)		234,334,752
OTHER ASSETS, LESS LIABILITIES - 2.3%		5,592,154

NET ASSETS - 100%		$239,926,906

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $14,406,909, or 6.0% of the Series’ net assets as of September 30, 2012.

4This security was acquired on April 26, 2011 at a cost of $6,149,543 ($150.34 per share) and on May 2, 2012 at a cost of $1,209,529 ($265.31 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

5Security has been valued at fair value as determined in good faith by the Advisor.

6Rate shown is the current yield as of September 30, 2012.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$195,160,571
Unrealized appreciation	47,590,957
Unrealized depreciation	(8,416,776)

Net unrealized appreciation	$39,174,181

2

Investment Portfolio - September 30, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Health Care	$221,893,646	$134,925,925	$74,938,592	$12,029,129	**
Mutual funds	12,441,106	12,441,106	—	—

Total assets	$234,334,752	$147,367,031	$74,938,592	$12,029,129

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITIES
Balance as of December 31, 2011 (market value)	$5,805,547
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	5,014,053
Purchases	1,209,529
Sales	—
Transfers in	—
Transfers out	—

Balance as of September 30, 2012 (market value)	$12,029,129

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**Amount represents the Series’ investment in Oxford Nanopore Technologies Ltd. (“Oxford”). Oxford was initially valued at transaction price, which is considered the best initial estimate of fair value. On April 10, 2012, the Fund adjusted its valuation of the fair value holding to 163.85 GBP per share (from 91.39 GBP per share) as a result of a subsequent round of financing of the investee company. Subsequently, the Series uses, or will use, other methodologies and significant inputs to determine fair value. Such methodologies and significant inputs include: subsequent rounds of financing for Oxford; recent transactions in similar instruments; discounted cash flow techniques; third-party appraisals; industry multiples and public comparables; and Oxford’s current financial performance compared to projected performance.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2012.

3

Investment Portfolio - September 30, 2012

(unaudited)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 9/30/12	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Equity Securities	$12,029,129	Acquisition cost adjusted for premiums or discounts	Premium/ Discount	0%-0%

The significant unobservable inputs used in the fair value measurement of the Fund’s equity securities are premiums and discounts to the acquisition cost. Significant increases in the premium (or discount) in isolation would result in a significantly higher (lower) fair value measurement.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS - 96.0%
Consumer Discretionary - 24.2%
Automobiles - 0.8%
Tesla Motors, Inc.*	52,100	$1,525,488

Distributors - 1.4%
Inchcape plc (United Kingdom)[1]	489,761	2,851,487

Hotels, Restaurants & Leisure - 2.5%
BJ’s Restaurants, Inc.*	61,030	2,767,711
Orient-Express Hotels Ltd. - ADR - Class A (Bermuda)*	238,080	2,118,912

		4,886,623

Internet & Catalog Retail - 3.6%
Blue Nile, Inc.*	24,890	923,170
HomeAway, Inc.*	85,840	2,012,948
Ocado Group plc (United Kingdom)*[1]	2,044,230	2,134,157
Shutterfly, Inc.*	66,750	2,077,260

		7,147,535

Media - 6.6%
AMC Networks, Inc. - Class A*	127,420	5,545,318
Imax Corp. (Canada)*	170,490	3,394,456
Valassis Communications, Inc.*	91,110	2,249,506
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	677,260	1,902,136

		13,091,416

Specialty Retail - 9.3%
Aeropostale, Inc.*	136,390	1,845,357
American Eagle Outfitters, Inc.	111,430	2,348,944
Chico’s FAS, Inc.	102,870	1,862,976
Dick’s Sporting Goods, Inc.	40,780	2,114,443
Group 1 Automotive, Inc.	35,890	2,161,655
Penske Automotive Group, Inc.	77,020	2,317,532
Select Comfort Corp.*	45,602	1,438,743
Sonic Automotive, Inc. - Class A	105,400	2,000,492
Teavana Holdings, Inc.*	163,740	2,135,170

		18,225,312

Total Consumer Discretionary		47,727,861

Consumer Staples - 5.0%
Beverages - 2.6%
The Boston Beer Co., Inc. - Class A*	24,590	2,753,342
C&C Group plc (Ireland)*[1]	497,040	2,365,184

		5,118,526

Food & Staples Retailing - 0.9%
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	308,720	1,704,902

1

Investment Portfolio - September 30, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products - 1.5%
Flowers Foods, Inc.	84,125	$1,697,643
Tootsie Roll Industries, Inc.	45,581	1,229,775

		2,927,418

Total Consumer Staples		9,750,846

Energy - 7.3%
Energy Equipment & Services - 5.1%
Calfrac Well Services Ltd. (Canada)	93,090	2,240,372
CARBO Ceramics, Inc.	11,020	693,378
Global Geophysical Services, Inc.*	153,680	846,777
ION Geophysical Corp.*	249,310	1,730,211
Key Energy Services, Inc.*	133,470	934,290
Petroleum Geo-Services ASA (Norway)[1]	72,340	1,203,357
Trican Well Service Ltd. (Canada)	191,910	2,496,723

		10,145,108

Oil, Gas & Consumable Fuels - 2.2%
Cloud Peak Energy, Inc.*	124,270	2,249,287
Paladin Energy Ltd. (Australia)*[2]	1,589,030	2,068,923

		4,318,210

Total Energy		14,463,318

Financials - 11.9%
Diversified Financial Services - 4.4%
JSE Ltd. (South Africa)[1]	530,810	4,394,186
MarketAxess Holdings, Inc.	135,100	4,269,160

		8,663,346

Insurance - 1.3%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	264,070	2,493,180

Real Estate Investment Trusts (REITS) - 5.4%
Associated Estates Realty Corp.	46,300	701,908
BioMed Realty Trust, Inc.	57,890	1,083,701
Corporate Office Properties Trust	42,440	1,017,287
DuPont Fabros Technology, Inc.	35,840	904,960
Education Realty Trust, Inc.	140,020	1,526,218
Home Properties, Inc.	15,790	967,453
Mack-Cali Realty Corp.	37,130	987,658
Mid-America Apartment Communities, Inc.	11,280	736,697
Pebblebrook Hotel Trust	111,580	2,609,856

		10,535,738

2

Investment Portfolio - September 30, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Management & Development - 0.8%
General Shopping Brasil S.A. (Brazil)*	328,590	$1,658,146

Total Financials		23,350,410

Health Care - 15.9%
Biotechnology - 5.9%
Genomic Health, Inc.*	73,300	2,542,777
Green Cross Corp. (South Korea)[1]	27,210	4,142,445
Myriad Genetics, Inc.*	182,220	4,918,118

		11,603,340

Health Care Equipment & Supplies - 7.0%
Abaxis, Inc.*	50,850	1,826,532
Alere, Inc.*	122,586	2,389,201
DexCom, Inc.*	72,940	1,096,288
HeartWare International, Inc.*	24,150	2,281,933
Insulet Corp.*	146,910	3,170,318
Quidel Corp.*	66,830	1,265,092
Thoratec Corp.*	48,790	1,688,134

		13,717,498

Health Care Providers & Services - 1.0%
PSS World Medical, Inc.*	89,230	2,032,659

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	154,210	1,916,830

Life Sciences Tools & Services - 1.0%
WuXi PharmaTech Cayman, Inc. - ADR (Cayman Islands)*	138,950	2,074,523

Total Health Care		31,344,850

Industrials - 16.6%
Airlines - 7.8%
Copa Holdings S.A. - ADR - Class A (Panama)	49,220	4,000,109
Spirit Airlines, Inc.*	305,460	5,217,257
US Airways Group, Inc.*	594,740	6,220,980

		15,438,346

Building Products - 0.5%
A.O. Smith Corp.	17,070	982,208

Commercial Services & Supplies - 0.4%
Interface, Inc.	61,360	810,566

Construction & Engineering - 0.7%
MYR Group, Inc.*	71,480	1,426,026

Machinery - 5.9%
Astec Industries, Inc.*	13,370	422,626
Graham Corp.	81,910	1,480,114

3

Investment Portfolio - September 30, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery (continued)
Titan International, Inc.	107,480	$1,898,097
Wabash National Corp.*	584,640	4,168,483
Westport Innovations, Inc. - ADR (Canada)*	133,870	3,726,941

		11,696,261

Marine - 1.3%
Baltic Trading Ltd. (Marshall Islands)*	138,290	446,677
D/S Norden A/S (Denmark)[1]	44,790	1,190,857
Sinotrans Shipping Ltd. (Hong Kong)[1]	3,579,000	803,661

		2,441,195

Total Industrials		32,794,602

Information Technology - 13.6%
Communications Equipment - 2.6%
Infinera Corp.*	630,290	3,453,989
Polycom, Inc.*	163,060	1,609,402

		5,063,391

Computers & Peripherals - 0.8%
Fusion-io, Inc.*	52,110	1,577,370

Electronic Equipment, Instruments & Components - 0.9%
Rofin-Sinar Technologies, Inc.*	93,090	1,836,666

Internet Software & Services - 4.0%
The Active Network, Inc.*	193,570	2,425,432
Bankrate, Inc.*	122,750	1,912,445
LogMeIn, Inc.*	99,390	2,229,318
Velti plc - ADR (Ireland)*	154,540	1,293,500

		7,860,695

IT Services - 4.1%
Euronet Worldwide, Inc.*	222,080	4,172,883
Sapient Corp.*	179,610	1,914,643
Wirecard AG (Germany)[1]	91,050	2,095,335

		8,182,861

Software - 1.2%
RealPage, Inc.*	101,660	2,297,516

Total Information Technology		26,818,499

Materials - 1.5%
Chemicals - 1.5%
Calgon Carbon Corp.*	105,610	1,511,279

4

Investment Portfolio - September 30, 2012

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Flotek Industries, Inc.*	106,690	$1,351,762

Total Materials		2,863,041

TOTAL COMMON STOCKS (Identified Cost $184,104,115)		189,113,427

SHORT-TERM INVESTMENTS - 5.3%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.07% (Identified Cost $10,399,803)	10,399,803	10,399,803

TOTAL INVESTMENTS - 101.3% (Identified Cost $194,503,918)		199,513,230
LIABILITIES, LESS OTHER ASSETS - (1.3%)		(2,538,110)

NET ASSETS - 100%		$196,975,120

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian exchange.

3Rate shown is the current yield as of September 30, 2012.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$194,795,808
Unrealized appreciation	$23,853,455
Unrealized depreciation	(19,136,033)

Net unrealized appreciation	$4,717,422

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - September 30, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$47,727,861	$40,840,081	$6,887,780	$—
Consumer Staples	9,750,846	5,680,760	4,070,086	—
Energy	14,463,318	13,259,961	1,203,357	—
Financials	23,350,410	18,956,224	4,394,186	—
Health Care	31,344,850	27,202,405	4,142,445	—
Industrials	32,794,602	30,800,084	1,994,518	—
Information Technology	26,818,499	24,723,164	2,095,335	—
Materials	2,863,041	2,863,041	—	—
Mutual funds	10,399,803	10,399,803	—	—

Total assets	$199,513,230	$174,725,523	$24,787,707	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2012

(unaudited)

TECHNOLOGY SERIES	SHARES	VALUE

COMMON STOCKS - 94.0%
Consumer Discretionary - 13.5%
Automobiles - 1.1%
Tesla Motors, Inc.*	61,000	$1,786,080

Internet & Catalog Retail - 9.3%
Amazon.com, Inc.*	21,000	5,340,720
HomeAway, Inc.*	178,000	4,174,100
Shutterfly, Inc.*	157,000	4,885,840

		14,400,660

Media - 3.1%
DIRECTV*	92,000	4,826,320

Total Consumer Discretionary		21,013,060

Health Care - 2.5%
Health Care Technology - 2.5%
Cerner Corp.*	51,000	3,947,910

Industrials - 1.9%
Electrical Equipment - 1.9%
Polypore International, Inc.*	85,120	3,008,992

Information Technology - 71.6%
Communications Equipment - 18.2%
Alcatel-Lucent - ADR (France)*	1,259,600	1,385,560
Infinera Corp.*	879,130	4,817,632
Juniper Networks, Inc.*	281,000	4,807,910
Polycom, Inc.*	360,000	3,553,200
Qualcomm, Inc.	78,000	4,874,220
Riverbed Technology, Inc.*	383,500	8,924,045

		28,362,567

Computers & Peripherals - 10.1%
Apple, Inc.	12,170	8,120,554
EMC Corp.*	228,000	6,217,560
Immersion Corp.*	252,000	1,378,440

		15,716,554

Electronic Equipment, Instruments & Components - 5.7%
Amphenol Corp. - Class A	79,930	4,706,278
Rofin-Sinar Technologies, Inc.*	211,000	4,163,030

		8,869,308

Internet Software & Services - 19.9%
The Active Network, Inc.*	396,000	4,961,880
Google, Inc. - Class A*	12,640	9,536,880
LinkedIn Corp. - Class A*	42,900	5,165,160
Tencent Holdings Ltd. (China)[1]	210,000	7,109,694

1

Investment Portfolio - September 30, 2012

(unaudited)

TECHNOLOGY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Internet Software & Services (continued)
Velti plc - ADR (Ireland)*	493,000	$4,126,410

		30,900,024

IT Services - 10.4%
Amadeus IT Holding S.A. - Class A (Spain)[1]	246,542	5,747,868
Amdocs Ltd. - ADR (Guernsey)	160,000	5,278,400
Cap Gemini S.A. (France)[1]	120,000	5,071,070

		16,097,338

Software - 7.3%
Autodesk, Inc.*	182,000	6,073,340
RealPage, Inc.*	234,881	5,308,311

		11,381,651

Total Information Technology		111,327,442

Materials - 4.5%
Chemicals - 4.5%
Monsanto Co	76,550	6,967,581

TOTAL COMMON STOCKS (Identified Cost $130,092,956)		146,264,985

SHORT-TERM INVESTMENTS - 4.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.07% (Identified Cost $6,962,050)	6,962,050	6,962,050

TOTAL INVESTMENTS - 98.5% (Identified Cost $137,055,006)		153,227,035
OTHER ASSETS, LESS LIABILITIES - 1.5%		2,295,248

NET ASSETS - 100%		$155,522,283

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2012.

2

Investment Portfolio - September 30, 2012

(unaudited)

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$137,055,006
Unrealized appreciation	$26,323,246
Unrealized depreciation	(10,151,217)

Net unrealized appreciation	$16,172,029

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$21,013,060	$21,013,060	$—	$—
Health Care	3,947,910	3,947,910	—	—
Industrials	3,008,992	3,008,992	—	—
Information Technology	111,327,442	93,398,810	17,928,632	—
Materials	6,967,581	6,967,581	—	—
Mutual funds	6,962,050	6,962,050	—	—

Total assets	$153,227,035	$135,298,403	$17,928,632	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - September 30, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 92.0%
Consumer Discretionary - 10.7%
Auto Components - 1.1%
Hankook Tire Co. Ltd. (South Korea)[1]	178,870	$6,695,388

Automobiles - 1.2%
Hero Motocorp Ltd. (India)[2]	42,450	1,511,375
Maruti Suzuki India Ltd. (India)[2]	44,940	1,149,202
Yamaha Motor Co. Ltd. (Japan)[2]	566,900	4,947,403

		7,607,980

Hotels, Restaurants & Leisure - 1.1%
Indian Hotels Co. Ltd. (India)[2]	5,669,000	7,230,092

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)[2]	74,000	4,570,294
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	2,136,194

		6,706,488

Media - 4.0%
Mediaset Espana Comunicacion S.A. (Spain)[2]	2,208,600	11,995,711
Reed Elsevier plc - ADR (United Kingdom)	60,311	2,304,483
Societe Television Francaise 1 (France)[2]	327,530	2,725,623
Wolters Kluwer N.V. (Netherlands)[2]	322,347	6,055,528
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[2]	945,000	2,654,104

		25,735,449

Multiline Retail - 0.7%
PPR (France)[2]	31,130	4,777,848

Specialty Retail - 1.0%
Hennes & Mauritz AB - Class B (Sweden)[2]	129,000	4,489,610
Komeri Co. Ltd. (Japan)[2]	67,000	1,704,926

		6,194,536

Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group plc (United Kingdom)[2]	184,000	2,979,348

Total Consumer Discretionary		67,927,129

Consumer Staples - 20.2%
Beverages - 4.9%
Carlsberg A/S - Class B (Denmark)[2]	80,000	7,087,255
Diageo plc (United Kingdom)[2]	322,810	9,089,763
Kirin Holdings Co. Ltd. (Japan)[2]	600,000	8,022,876
Tsingtao Brewery Co. Ltd. (China)[2]	1,300,000	7,145,989

		31,345,883

Food & Staples Retailing - 2.5%
Carrefour S.A. (France)[2]	165,082	3,424,399
Casino Guichard-Perrachon S.A. (France)[2]	34,170	3,022,554

1

Investment Portfolio - September 30, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
Distribuidora Internacional de Alimentacion S.A. (Spain)[2]	165,082	$911,663
President Chain Store Corp. (Taiwan)[2]	352,320	1,880,670
Tesco plc (United Kingdom)[2]	1,217,410	6,537,529

		15,776,815

Food Products - 9.0%
Barry Callebaut AG (Switzerland)[2]	4,400	4,085,539
BRF - Brasil Foods S.A. (Brazil)	315,000	5,399,556
Charoen Pokphand Foods PCL (Thailand)[2]	3,841,800	4,175,397
Danone S.A. (France)[2]	107,012	6,584,344
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	6,500,011
Nestle S.A. (Switzerland)[2]	105,220	6,639,106
Suedzucker AG (Germany)[2]	90,690	3,212,676
Unilever plc - ADR (United Kingdom)	420,230	15,346,800
Universal Robina Corp. (Philippines)[2]	3,120,000	5,202,758

		57,146,187

Household Products - 1.9%
Hindustan Unilever Ltd. (India)[2]	250,540	2,587,983
Reckitt Benckiser Group plc (United Kingdom)[2]	164,270	9,464,364

		12,052,347

Personal Products - 0.2%
Kao Corp. (Japan)[2]	47,000	1,381,860

Tobacco - 1.7%
Gudang Garam Tbk PT (Indonesia)[2]	730,000	3,527,681
ITC Ltd. (India)[2]	1,440,000	7,418,962

		10,946,643

Total Consumer Staples		128,649,735

Energy - 3.8%
Energy Equipment & Services - 0.5%
Poseidon Concepts Corp. (Canada)	226,000	3,358,621

Oil, Gas & Consumable Fuels - 3.3%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	5,296,800
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	6,258,714
Royal Dutch Shell plc - Class B (Netherlands)[2]	88,430	3,146,863
Statoil ASA (Norway)[2]	237,000	6,116,162

		20,818,539

Total Energy		24,177,160

Financials - 6.0%
Capital Markets - 0.1%
OSK Holdings Berhad (Malaysia)[2]	2,141,737	986,961

2

Investment Portfolio - September 30, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks - 0.9%
Hong Leong Financial Group Berhad (Malaysia)[2]	1,462,800	$5,662,110

Insurance - 3.5%
Allianz SE (Germany)[2]	40,870	4,874,299
AXA S.A. (France)[2]	211,372	3,146,837
Mapfre S.A. (Spain)[2]	1,877,000	5,146,523
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[2]	40,610	6,349,880
Zurich Insurance Group AG (Switzerland)[2]	10,500	2,617,728

		22,135,267

Real Estate Investment Trusts (REITS) - 1.1%
Alstria Office REIT AG (Germany)[2]	595,480	6,971,932

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG (Germany)*[2]	115,790	2,378,964

Total Financials		38,135,234

Health Care - 12.3%
Health Care Equipment & Supplies - 0.5%
Straumann Holding AG (Switzerland)[2]	25,776	3,427,664

Health Care Providers & Services - 3.0%
Amil Participacoes S.A. (Brazil)	350,000	4,186,706
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	25,000	1,835,000
Odontoprev S.A. (Brazil)	1,476,000	8,227,303
Qualicorp S.A. (Brazil)*	529,000	5,088,420

		19,337,429

Life Sciences Tools & Services - 1.2%
Gerresheimer AG (Germany)[2]	141,000	7,374,257

Pharmaceuticals - 7.6%
AstraZeneca plc (United Kingdom)[2]	27,960	1,334,954
AstraZeneca plc - ADR (United Kingdom)	229,150	10,967,119
Bayer AG (Germany)[2]	100,000	8,598,965
GlaxoSmithKline plc (United Kingdom)[2]	172,980	3,992,845
Novartis AG - ADR (Switzerland)	49,000	3,001,740
Novo Nordisk A/S - Class B (Denmark)[2]	45,000	7,081,828
Shire plc (Ireland)[2]	195,160	5,756,998
Takeda Pharmaceutical Co. Ltd. (Japan)[2]	34,900	1,605,664
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	5,797,400

		48,137,513

Total Health Care		78,276,863

Industrials - 16.5%
Airlines - 0.5%
Deutsche Lufthansa AG (Germany)[2]	248,580	3,373,499

3

Investment Portfolio - September 30, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies - 1.2%
Taiwan Secom Co. Ltd. (Taiwan)[2]	777,210	$1,708,413
Tomra Systems ASA (Norway)[2]	689,080	6,065,345

		7,773,758

Construction & Engineering - 1.0%
Larsen & Toubro Ltd. (India)[2]	206,270	6,231,340

Electrical Equipment - 3.8%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	342,000	6,395,400
Alstom S.A. (France)[2]	295,560	10,346,846
Bharat Heavy Electricals Ltd. (India)[2]	150,400	702,585
Schneider Electric S.A. (France)[2]	66,000	3,902,145
Teco Electric and Machinery Co. Ltd. (Taiwan)[2]	4,084,000	2,817,400

		24,164,376

Industrial Conglomerates - 3.7%
Siemens AG (Germany)[2]	237,600	23,764,882

Machinery - 2.3%
FANUC Corp. (Japan)[2]	71,000	11,428,045
Jain Irrigation Systems Ltd. (India)[2]	2,125,900	2,803,314
Jain Irrigation Systems Ltd. - DVR (India)[2]	44,872	30,276

		14,261,635

Professional Services - 1.1%
Experian plc (Ireland)[2]	405,980	6,759,879

Road & Rail - 0.0%**
All America Latina Logistica S.A. (Brazil)	27,750	114,025

Trading Companies & Distributors - 1.2%
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	519,400	7,450,562

Transportation Infrastructure - 1.7%
Malaysia Airports Holdings Berhad (Malaysia)[2]	6,083,700	11,066,701

Total Industrials		104,960,657

Information Technology - 11.2%
Communications Equipment - 0.7%
Alcatel-Lucent - ADR (France)*	4,100,000	4,510,000

Electronic Equipment, Instruments & Components - 2.7%
Hitachi Ltd. (Japan)[2]	2,158,000	11,983,618
Keyence Corp. (Japan)[2]	17,209	4,406,916
Yageo Corp. (Taiwan)[2]	2,931,000	888,312

		17,278,846

Internet Software & Services - 1.0%
NHN Corp. (South Korea)[2]	23,950	6,242,056

4

Investment Portfolio - September 30, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 1.3%
Cap Gemini S.A. (France)[2]	202,320	$8,549,824

Semiconductors & Semiconductor Equipment - 1.8%
Samsung Electronics Co. Ltd. (South Korea)[2]	9,260	11,159,210

Software - 3.7%
Aveva Group plc (United Kingdom)[2]	203,000	6,459,079
SAP AG (Germany)[2]	239,440	17,039,364

		23,498,443

Total Information Technology		71,238,379

Materials - 5.0%
Chemicals - 4.6%
BASF SE (Germany)[2]	159,100	13,443,326
Linde AG (Germany)[2]	92,500	15,943,279

		29,386,605

Construction Materials - 0.4%
Taiwan Cement Corp. (Taiwan)[2]	1,839,827	2,270,390

Total Materials		31,656,995

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 3.9%
Swisscom AG - ADR (Switzerland)[3]	106,400	4,284,728
Telefonica S.A. - ADR (Spain)	707,000	9,388,960
Telenor ASA - ADR (Norway)[3]	184,380	10,751,198

		24,424,886

Wireless Telecommunication Services - 1.1%
SK Telecom Co. Ltd. - ADR (South Korea)	489,190	7,112,823

Total Telecommunication Services		31,537,709

Utilities - 1.3%
Multi-Utilities - 0.7%
GDF Suez (France)[2]	51,850	1,155,842
National Grid plc (United Kingdom)[2]	286,530	3,160,682

		4,316,524

Water Utilities - 0.6%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	4,134,221

Total Utilities		8,450,745

TOTAL COMMON STOCKS (Identified Cost $568,274,239)		585,010,606

5

Investment Portfolio - September 30, 2012

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

SHORT-TERM INVESTMENTS - 8.2%
Dreyfus Cash Management, Inc. - Institutional Shares[4] , 0.07%, (Identified Cost $ 51,828,004)	51,828,004	$51,828,004

TOTAL INVESTMENTS - 100.2% (Identified Cost $ 620,102,243)		636,838,610
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(1,049,501)

NET ASSETS - 100%		$635,789,109

ADR - American Depository Receipt

DVR - Differential Voting Rights

*Non-income producing security

**Less than 0.1%

1Security has been valued at fair value as determined in good faith by the Advisor.

2A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

3Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

4 Rate shown is the current yield as of September 30, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 18.1%; United Kingdom 11.3%.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$620,102,243
Unrealized appreciation	82,259,718
Unrealized depreciation	(65,523,351)

Net unrealized appreciation	$16,736,367

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - September 30, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$67,927,129	$4,440,677	$56,791,064	$6,695,388
Consumer Staples	128,649,735	27,246,367	101,403,368	—
Energy	24,177,160	14,914,135	9,263,025	—
Financials	38,135,234	—	38,135,234	—
Health Care	78,276,863	39,103,688	39,173,175	—
Industrials	104,960,657	13,959,987	91,000,670	—
Information Technology	71,238,379	4,510,000	66,728,379	—
Materials	31,656,995	—	31,656,995	—
Telecommunication Services	31,537,709	16,501,783	15,035,926	—
Utilities	8,450,745	4,134,221	4,316,524	—
Mutual funds	51,828,004	51,828,004	—	—

Total assets	$636,838,610	$176,638,862	$453,504,360	$6,695,388

The following tabe is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITIES
Balance as of December 31, 2011 (market value)	$—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(338,916)
Purchases	—
Sales	—
Transfers In**	7,034,304
Transfers Out	—

Balance as of September 30, 2012 (market value)	$6,695,388

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**As of December 31, 2011, the Series used significant observable inputs in determining the value of certain investments. As of September 30, 2012, the Series used unobservable inputs in determining the value on the same investments. As a result, investments with a beginning period value of $7,034,304 transferred from Level 2 to Level 3 in the disclosure hierarchy.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 97.6%
Consumer Discretionary - 14.6%
Automobiles - 3.4%
Suzuki Motor Corp. (Japan)[1]	3,120,100	$60,601,456
Toyota Motor Corp. (Japan)[1]	4,180,100	163,898,892

		224,500,348

Diversified Consumer Services - 1.2%
Anhanguera Educacional Participacoes S.A. (Brazil)	4,725,250	78,643,451

Hotels, Restaurants & Leisure - 2.1%
Accor S.A. (France)[1]	4,161,930	138,560,896

Internet & Catalog Retail - 0.2%
Ocado Group plc (United Kingdom)*[1]	11,196,880	11,689,440

Media - 5.0%
British Sky Broadcasting Group plc (United Kingdom)[1]	9,011,350	108,159,310
Societe Television Francaise 1 (France)[1,2]	10,709,300	89,120,112
Virgin Media, Inc. - ADR (United Kingdom)	4,392,860	129,325,798

		326,605,220

Multiline Retail - 1.4%
Marks & Spencer Group plc (United Kingdom)[1]	16,410,900	94,707,619

Textiles, Apparel & Luxury Goods - 1.3%
Adidas AG (Germany)[1]	1,003,550	82,352,568

Total Consumer Discretionary		957,059,542

Consumer Staples - 20.5%
Beverages - 4.4%
Anheuser-Busch InBev N.V. (Belgium)[1]	1,705,500	145,903,219
Carlsberg A/S - Class B (Denmark)[1]	767,750	68,015,501
SABMiller plc (United Kingdom)[1]	1,605,600	70,646,732

		284,565,452

Food & Staples Retailing - 6.3%
Carrefour S.A. (France)[1]	6,126,580	127,087,477
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	4,013,930	22,166,871
Koninklijke Ahold N.V. (Netherlands)[1]	5,975,918	74,845,797
Tesco plc (United Kingdom)[1]	35,520,950	190,748,595

		414,848,740

Food Products - 7.5%
Charoen Pokphand Foods PCL (Thailand)[1]	7,255,010	7,884,989
Danone S.A. (France)[1]	3,031,720	186,538,769
Nestle S.A. (Switzerland)[1]	2,873,420	181,305,259
Unilever plc - ADR (United Kingdom)	3,210,910	117,262,433

		492,991,450

1

Investment Portfolio - September 30, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Household Products - 0.8%
Reckitt Benckiser Group plc (United Kingdom)[1]	943,630	$54,366,941

Personal Products - 1.5%
Beiersdorf AG (Germany)[1]	1,130,180	83,005,810
Natura Cosmeticos S.A. (Brazil)	465,870	12,616,235

		95,622,045

Total Consumer Staples		1,342,394,628

Energy - 15.8%
Energy Equipment & Services - 7.4%
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*[1]	3,422,776	109,924,331
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France) - Rights*[1]	3,422,776	5,524,437
Petroleum Geo-Services ASA (Norway)[1]	2,414,580	40,165,905
Schlumberger Ltd. (Curacao)	3,593,850	259,943,171
Trican Well Service Ltd. (Canada)	5,492,310	71,454,221

		487,012,065

Oil, Gas & Consumable Fuels - 8.4%
Cameco Corp. (Canada)	6,450,070	125,453,862
Encana Corp. (Canada)	6,096,760	133,640,979
Petroleo Brasileiro S.A. - ADR (Brazil)	4,753,220	104,903,565
Talisman Energy, Inc. (Canada)	13,761,220	183,930,862

		547,929,268

Total Energy		1,034,941,333

Financials - 5.4%
Commercial Banks - 2.4%
HSBC Holdings plc (United Kingdom)[1]	16,635,210	154,537,565

Diversified Financial Services - 1.1%
Deutsche Boerse AG (Germany)[1]	1,272,670	70,426,638

Insurance - 1.0%
Admiral Group plc (United Kingdom)[1]	4,001,090	68,190,412

Real Estate Investment Trusts (REITS) - 0.9%
Land Securities Group plc (United Kingdom)[1]	4,864,580	59,952,425

Total Financials		353,107,040

Health Care - 9.7%
Health Care Equipment & Supplies - 1.6%
BioMerieux (France)[1]	217,419	20,175,941
Mindray Medical International Ltd. - ADR (China)	2,495,993	83,890,325

		104,066,266

Health Care Providers & Services - 2.9%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	11,016,850	42,089,216

2

Investment Portfolio - September 30, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)[1]	10,424,252	$146,024,242

		188,113,458

Life Sciences Tools & Services - 2.7%
Lonza Group AG (Switzerland)[1,2]	1,999,721	104,669,165
QIAGEN N.V. (Netherlands)*[1]	3,950,010	72,829,478
WuXi PharmaTech Cayman, Inc. - ADR (Cayman Islands)*	136,463	2,037,393

		179,536,036

Pharmaceuticals - 2.5%
Novo Nordisk A/S - Class B (Denmark)[1]	677,180	106,570,497
Santen Pharmaceutical Co. Ltd. (Japan)[1]	1,164,600	53,420,059

		159,990,556

Total Health Care		631,706,316

Industrials - 12.1%
Aerospace & Defense - 0.2%
European Aeronautic Defence and Space Co. N.V. (Netherlands)[1]	309,110	9,797,219

Air Freight & Logistics - 0.0%**
PostNL N.V. (Netherlands)[1]	256,366	891,799

Airlines - 3.4%
Ryanair Holdings plc - ADR (Ireland)*	6,877,110	221,786,798

Commercial Services & Supplies - 0.8%
Edenred (France)[1]	1,903,969	53,462,712

Electrical Equipment - 1.4%
Nexans S.A. (France)[1]	1,124,050	52,693,850
Prysmian S.p.A. (Italy)[1]	2,048,430	36,613,416

		89,307,266

Industrial Conglomerates - 1.1%
Siemens AG (Germany)[1]	743,340	74,349,274

Machinery - 1.6%
FANUC Corp. (Japan)[1]	406,100	65,365,196
Westport Innovations, Inc. - ADR (Canada)*	1,393,190	38,786,410

		104,151,606

Marine - 1.3%
D/S Norden A/S (Denmark)[1]	448,267	11,918,331
Diana Shipping, Inc. - ADR (Greece)*	2,209,670	14,274,468
Mitsui OSK Lines Ltd. (Japan)[1]	8,932,000	20,780,199
Nippon Yusen Kabushiki Kaisha (Japan)[1]	12,259,000	21,655,674
Pacific Basin Shipping Ltd. (Bermuda)[1,3]	34,197,086	15,603,782

		84,232,454

3

Investment Portfolio - September 30, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Professional Services - 1.7%
Adecco S.A. (Switzerland)[1]	1,212,240	$57,864,916
Randstad Holding N.V. (Netherlands)[1]	1,665,340	55,352,462

		113,217,378

Road & Rail - 0.0%**
All America Latina Logistica S.A. (Brazil)	13,530	55,595

Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)[1]	73,330	9,396,386

Transportation Infrastructure - 0.5%
Groupe Eurotunnel S.A. (France)[1]	4,376,060	30,823,066

Total Industrials		791,471,553

Information Technology - 8.7%
Communications Equipment - 0.6%
Alcatel-Lucent - ADR (France)*	34,560,340	38,016,374

Internet Software & Services - 1.6%
Tencent Holdings Ltd. (China)[1]	3,179,000	107,627,227

IT Services - 4.8%
Amadeus IT Holding S.A. - Class A (Spain)[1]	1,656,604	38,621,984
Amdocs Ltd. - ADR (Guernsey)	5,707,690	188,296,693
Cap Gemini S.A. (France)[1]	2,004,980	84,728,278

		311,646,955

Semiconductors & Semiconductor Equipment - 1.7%
Sumco Corp. (Japan)*[1]	4,238,900	28,536,175
Tokyo Electron Ltd. (Japan)[1]	2,029,500	86,456,793

		114,992,968

Total Information Technology		572,283,524

Materials - 8.5%
Chemicals - 4.8%
Chr. Hansen Holding A/S (Denmark)[1]	221,984	6,670,789
Johnson Matthey plc (United Kingdom)[1]	2,708,770	105,804,442
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	666,800	37,473,544
Syngenta AG (Switzerland)[1]	436,700	163,361,788

		313,310,563

Construction Materials - 2.1%
CRH plc (Ireland)[1]	3,247,160	62,509,749
Holcim Ltd. (Switzerland)[1]	1,189,900	75,785,957

		138,295,706

Metals & Mining - 1.6%
Alumina Ltd. (Australia)[1]	44,408,320	38,667,480

4

Investment Portfolio - September 30, 2012

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining (continued)
Norsk Hydro ASA (Norway)[1]	6,256,726	$29,402,830
Umicore S.A. (Belgium)[1]	679,010	35,545,334

		103,615,644

Total Materials		555,221,913

Telecommunication Services - 2.3%
Diversified Telecommunication Services - 2.3%
Telenor ASA (Norway)[1]	7,824,920	152,724,364

TOTAL COMMON STOCKS (Identified Cost $6,564,863,975)		6,390,910,213

SHORT-TERM INVESTMENTS - 2.9%
Dreyfus Cash Management, Inc. - Institutional Shares[4] , 0.07%, (Identified Cost $189,064,233)	189,064,233	189,064,233

TOTAL INVESTMENTS - 100.5% (Identified Cost $6,753,928,208)		6,579,974,446
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(30,769,009)

NET ASSETS - 100%		$6,549,205,437

ADR - American Depository Receipt

*Non-income producing security

**Less than 0.1%

1 A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2 Affiliated company as defined by the Investment Company Act of 1940.

3Traded on Hong Kong exchange.

4 Rate shown is the current yield as of September 30, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 17.8%; France 14.3%.

5

Investment Portfolio - September 30, 2012

(unaudited)

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$6,785,831,110
Unrealized appreciation	540,205,097
Unrealized depreciation	(746,061,761)

Net unrealized depreciation	$(205,856,664)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$957,059,542	$207,969,249	$749,090,293	$—
Consumer Staples	1,342,394,628	129,878,668	1,212,515,960	—
Energy	1,034,941,333	879,326,660	155,614,673	—
Financials	353,107,040	—	353,107,040	—
Health Care	631,706,316	85,927,718	545,778,598	—
Industrials	791,471,553	274,903,271	516,568,282	—
Information Technology	572,283,524	226,313,067	345,970,457	—
Materials	555,221,913	—	555,221,913	—
Telecommunication Services	152,724,364	—	152,724,364	—
Mutual funds	189,064,233	189,064,233	—	—

Total assets	$6,579,974,446	$1,993,382,866	$4,586,591,580	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 94.7%
Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa3	$500,000	$540,425
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3	500,000	513,280
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	350,397
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa2	510,000	541,314
Beacon, Public Impt., Series A, G.O. Bond	4.000%	8/15/2014	Aa3	400,000	423,400
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1	500,000	511,960
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2014	AAA[2]	350,000	360,661
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA[2]	275,000	287,639
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA2	335,000	375,960
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA2	425,000	475,150
Binghamton, Public Impt., G.O. Bond	4.000%	9/15/2024	A1	505,000	565,984
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2	260,000	267,376
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2	200,000	215,780
Brookhaven, Public Impt., G.O. Bond	3.000%	3/15/2013	Aa2	1,050,000	1,064,059
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	587,858
Buffalo, Public Impt., Series A, G.O. Bond	3.000%	4/1/2023	A1	400,000	409,456
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	A1	405,000	422,516
Cayuga County, Public Impt., G.O. Bond, AGM	3.250%	4/1/2026	Aa3	670,000	700,626
Chappaqua Central School District, G.O. Bond	3.000%	1/15/2013	Aaa	300,000	302,358
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A2	665,000	732,398
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	292,597
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	582,685
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA[2]	675,000	697,734
Clarkstown, Series B, G.O. Bond	4.000%	10/15/2012	AAA[2]	315,000	315,554
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	Aa3	475,000	526,124
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA2	250,000	277,457
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2	390,000	414,726
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3	500,000	518,455
Cortland County, Public Impt., G.O. Bond, AGM	3.000%	8/15/2030	AA2	215,000	218,210
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa1	235,000	256,477
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa1	250,000	283,547
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	340,789
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	360,000	386,262
East Irondequoit Central School District, G.O. Bond	2.250%	6/15/2014	Aa2	580,000	594,726
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA2	345,000	375,560
Erie County Water Authority, Revenue Bond	5.000%	12/1/2013	Aa2	400,000	421,464
Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2	625,000	683,537
Erie County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2025	A2	200,000	237,060
Erie County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2026	A2	215,000	253,855

1

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	$500,000	$610,940
Fairport Village, Public Impt., G.O. Bond	2.625%	5/15/2013	AA2	265,000	268,212
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	271,590
Gates Chili Central School District, G.O. Bond	1.000%	6/15/2014	Aa3	460,000	462,760
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3	500,000	561,645
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	3,009,990
Greenburgh, G.O. Bond	4.750%	5/15/2014	Aaa	250,000	267,847
Greene County, Public Impt., G.O. Bond	1.500%	3/15/2014	Aa3	505,000	510,797
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3	595,000	623,964
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2	585,000	617,356
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2	2,000,000	2,151,160
Hempstead, Public Impt., G.O. Bond	3.000%	8/15/2032	A2	465,000	463,745
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2013	Aaa	225,000	229,574
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aaa	280,000	291,682
Hewlett-Woodmere Union Free School District, G.O. Bond	3.000%	6/15/2013	Aa1	255,000	260,039
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3	540,000	555,768
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa	415,000	448,034
Huntington, Public Impt., G.O. Bond	2.000%	6/15/2014	Aaa	570,000	585,236
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa	925,000	988,335
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	506,405
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA2	675,000	704,018
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	Aa3	330,000	344,187
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1	200,000	214,872
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A2	1,000,000	1,024,110
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, FGRNA	5.000%	11/1/2014	Aa2	1,000,000	1,097,620
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	Aa3	450,000	464,922
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2	500,000	520,280
Long Island Power Authority, Electric Systems, Prerefunded Balance, Series C, Revenue Bond, CIFG	5.000%	9/1/2015	Aaa	250,000	261,035
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3	675,000	809,237
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3	1,880,000	2,004,945
Mahopac Central School District, Series A, G.O. Bond	4.000%	6/1/2014	Aa2	945,000	998,704
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa	1,000,000	1,099,490
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aaa	655,000	701,472
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA2	500,000	545,760

2

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA2	$1,000,000	$1,132,990
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3	500,000	527,125
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2	265,000	283,924
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2013	AA2	335,000	338,678
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA2	225,000	231,831
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA2	200,000	208,320
Monroe County Water Authority, Revenue Bond	3.250%	8/1/2013	Aa2	510,000	522,357
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2	405,000	445,176
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2	275,000	303,221
Monroe County, Public Impt., G.O. Bond, AGM	3.000%	6/1/2022	Aa3	500,000	509,680
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A1	1,000,000	1,076,070
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3	1,000,000	1,141,850
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2	600,000	646,926
New York City Municipal Water Finance Authority, Series BB, Revenue Bond	5.000%	6/15/2013	Aa2	410,000	424,010
New York City Municipal Water Finance Authority, Series BB, Revenue Bond	3.000%	6/15/2013	Aa2	350,000	356,969
New York City Municipal Water Finance Authority, Series C, Revenue Bond	5.000%	6/15/2014	Aa1	250,000	269,813
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1	1,250,000	1,320,975
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1	1,000,000	1,065,890
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	1,000,000	1,208,160
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1	500,000	527,695
New York City Municipal Water Finance Authority, Water Utility Impt., Series EE, Revenue Bond	2.500%	6/15/2014	Aa2	450,000	466,461
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Revenue Bond, NATL	5.250%	2/1/2021	Aaa	1,000,000	1,017,270
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2014	WR3	730,000	778,684
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2017	WR3	1,390,000	1,482,699
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond, XLCA	5.000%	2/1/2019	Aaa	1,705,000	1,812,995

3

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Series B, Revenue Bond	5.250%	8/1/2019	WR3	$2,705,000	$2,819,503
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	500,000	562,860
New York City, Prerefunded Balance, Series C, G.O. Bond	5.500%	9/15/2019	Aa3	600,000	630,378
New York City, Public Impt., Prerefunded Balance, Series D, G.O. Bond	5.250%	10/15/2017	Aa2	1,950,000	2,052,531
New York City, Public Impt., Prerefunded Balance, Series I, G.O. Bond	5.750%	3/1/2016	Aa2	1,000,000	1,023,610
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.500%	6/1/2016	AA2	500,000	517,795
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.250%	6/1/2028	Aa2	1,600,000	1,654,432
New York City, Public Impt., Series A, G.O. Bond	5.000%	8/1/2013	Aa2	1,000,000	1,040,280
New York City, Public Impt., Series F, G.O. Bond	3.750%	12/15/2012	Aa2	500,000	503,810
New York City, Public Impt., Series I, G.O. Bond, NATL	5.000%	8/1/2013	Aa2	500,000	520,140
New York City, Public Impt., Subseries A, G.O. Bond	5.000%	3/1/2015	Aa2	1,000,000	1,109,880
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2	205,000	231,617
New York City, Series B, G.O. Bond	4.000%	8/1/2013	Aa2	865,000	892,576
New York City, Series D, G.O. Bond	5.250%	8/1/2014	Aa2	1,390,000	1,514,419
New York City, Subseries J-1, G.O. Bond	5.000%	8/1/2013	Aa2	200,000	208,056
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA[2]	1,000,000	1,118,030
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	1,040,643
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	1,000,000	1,147,160
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,129,960
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	Aa3	1,500,000	1,629,450
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	Aa3	1,500,000	1,636,935
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	Aa3	140,000	153,048
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	Aa3	1,360,000	1,492,763
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,125,170
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,073,420
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aaa	1,500,000	1,610,130

4

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	$225,000	$231,111
New York State Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA2	250,000	268,517
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.125%	12/15/2029	A2	420,000	452,407
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.500%	12/15/2034	A2	215,000	233,301
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	2,000,000	2,114,820
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	4/1/2015	AA2	300,000	307,725
New York State Thruway Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	3/15/2017	Aa2	260,000	284,058
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3	500,000	511,170
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA[2]	825,000	843,431
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	557,120
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA[2]	500,000	557,120
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3	345,000	355,429
New York State, Pollution Control, Series A, G.O. Bond	5.000%	2/15/2039	Aa2	1,500,000	1,753,860
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2	645,000	693,040
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2	1,000,000	1,092,030
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2	600,000	667,242
New York State, Transit Impt., Series A, G.O. Bond	4.500%	3/1/2040	Aa2	1,500,000	1,619,700
New York State, Water Utility Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aa2	350,000	352,881
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	511,840
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A1	610,000	683,908
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A1	850,000	943,151
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	473,076
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1	375,000	398,977
Olean, Public Impt., G.O. Bond	3.000%	8/1/2030	A1	460,000	470,414

5

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	Aa3	$400,000	$426,288
Onondaga County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	3/15/2013	Aa1	290,000	296,478
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa1	1,000,000	1,060,520
Onondaga County, Public Impt., Series A, G.O. Bond	4.500%	3/1/2028	Aa1	365,000	410,151
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1	200,000	211,616
Orange County, Public Impt., Series A, G.O. Bond	2.000%	3/1/2013	Aaa	1,460,000	1,470,716
Orange County, Public Impt., Series A, G.O. Bond	3.500%	3/1/2024	Aaa	1,000,000	1,078,840
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aaa	550,000	596,167
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aaa	500,000	564,015
Orangetown, Public Impt., G.O. Bond	3.000%	9/15/2026	Aa2	580,000	621,615
Otsego County, G.O. Bond	4.000%	11/15/2027	Aa3	790,000	888,434
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA2	175,000	195,953
Pittsford Central School District, G.O Bond	4.000%	10/1/2021	Aa1	350,000	414,407
Pittsford Central School District, G.O. Bond	4.000%	10/1/2022	Aa1	600,000	712,092
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2	530,000	576,513
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2	500,000	527,715
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2	500,000	530,380
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa3	495,000	553,608
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa3	400,000	432,044
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1	500,000	529,450
Port Washington Union Free School District, Prerefunded Balance, G.O. Bond	4.000%	12/1/2019	Aa1	250,000	251,670
Putnam County, Public Impt., G.O. Bond	2.000%	11/15/2014	Aa2	255,000	262,890
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2	300,000	322,635
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	A1	435,000	459,621
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	A1	510,000	537,790
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	A1	410,000	434,514
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3	1,180,000	1,225,725
Rochester City, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	118,927
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	1,059,460
Sachem Central School District of Holbrook, Prerefunded Balance, G.O. Bond, NATL	5.000%	6/15/2027	Aa2	1,000,000	1,034,250
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA2	950,000	1,046,995
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1	820,000	904,526
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA2	425,000	451,601
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA2	700,000	735,917

6

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA2	$500,000	$548,455
Saratoga Springs City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	6/15/2020	Aa2	200,000	206,850
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa	270,000	295,620
Schenectady County, Series A, G.O. Bond	3.000%	7/15/2013	Aa1	485,000	495,510
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1	475,000	488,709
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	Aa3	490,000	550,030
Shenedehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	556,059
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA2	280,000	288,341
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA2	660,000	680,335
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA2	280,000	304,408
Smithtown Central School District, G.O. Bond	3.000%	8/1/2013	Aa2	255,000	260,643
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA2	750,000	794,115
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1	95,000	95,974
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1	250,000	261,013
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2	230,000	243,841
Southampton Union Free School District, G.O. Bond .	2.500%	6/1/2015	Aaa	950,000	1,002,592
Southampton, Public Impt., G.O. Bond	2.500%	4/15/2013	Aa1	255,000	258,149
Southampton, Public Impt., G.O. Bond	3.000%	4/15/2014	Aa1	525,000	546,436
Southold, Public Impt., G.O. Bond	2.000%	8/15/2013	Aa2	580,000	588,306
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2031	AA2	290,000	328,063
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2032	AA2	250,000	282,813
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,242,757
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	1,046,290
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa2	1,160,000	1,223,023
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2	640,000	710,323
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa2	1,000,000	1,068,990
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A1	2,000,000	2,076,320
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1	600,000	637,752
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1	600,000	635,976
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2	215,000	224,883

7

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2	$1,090,000	$1,139,813
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2	1,000,000	1,076,800
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1	300,000	312,351
Tompkins County, Series A, G.O. Bond, NATL	5.250%	2/15/2015	Aa1	315,000	336,363
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	341,574
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2014	AA2	900,000	953,910
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	750,000	754,710
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa3	900,000	1,054,737
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A2	605,000	640,526
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A2	865,000	942,850
Victor Central School District, G.O. Bond	4.000%	6/15/2014	Aa2	290,000	306,286
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	637,500
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	567,610
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	321,827
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA2	325,000	333,791
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA2	410,000	421,091
Westchester County, Public Impt., Prerefunded Balance, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,042,540
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa	500,000	530,625
Westchester County, Series C, G.O. Bond	5.000%	11/1/2013	Aaa	200,000	210,522
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2	685,000	774,331
White Plains City, Public Impt., Series A, G.O. Bond	2.750%	9/15/2023	Aa1	330,000	350,453
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA2	400,000	413,724
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA2	370,000	408,339

TOTAL MUNICIPAL BONDS (Identified Cost $150,483,329)					157,474,212

8

Investment Portfolio - September 30, 2012

(unaudited)

NEW YORK TAX EXEMPTSERIES	SHARES	VALUE

SHORT-TERM INVESTMENTS - 4.3%
Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $ 7,163,201)	7,163,201	$7,163,201

TOTAL INVESTMENTS - 99.0% (Identified Cost $ 157,646,530)		164,637,413
OTHER ASSETS, LESS LIABILITIES - 1.0%		1,590,996

NET ASSETS - 100%		$166,228,409

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2012, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 14.6%; AGM -11.1%.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$157,646,530
Unrealized appreciation	7,001,420
Unrealized depreciation	(10,537)

Net unrealized appreciation	$6,990,883

9

Investment Portfolio - September 30, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$157,474,212	$—	$157,474,212	$—
Mutual funds	7,163,201	7,163,201	—	—

Total assets	$164,637,413	$7,163,201	$157,474,212	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 95.3%
ALABAMA - 0.2%
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR	[2]	$665,000	$677,575

ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2		500,000	628,745

ARIZONA - 1.3%
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	Aa2		2,215,000	2,352,441
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1		1,700,000	1,877,038

						4,229,479

ARKANSAS - 1.4%
Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1		2,340,000	2,496,429
Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa1		1,000,000	1,105,280
Bentonville School District No. 6, Series A, G.O. Bond	4.500%	6/1/2040	Aa2		1,000,000	1,081,420

						4,683,129

CALIFORNIA - 0.7%
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa2		840,000	929,998
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A1		1,395,000	1,424,309

						2,354,307

COLORADO - 1.5%
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2		1,420,000	1,461,805
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	Aaa		1,000,000	1,052,140
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,789,095
Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA	[3]	500,000	572,700

						4,875,740

CONNECTICUT - 0.6%
Bridgeport, Public Impt., Series A, G.O. Bond	5.000%	2/15/2024	A1		500,000	588,100

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
CONNECTICUT (continued)
Hamden, G.O. Bond	5.000%	8/15/2027	A2	$585,000	$675,722
New Haven, Public Impt., Series A, G.O. Bond, AGM.	5.000%	3/1/2027	Aa3	500,000	582,850

					1,846,672

DELAWARE - 2.6%
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2013	Aaa	450,000	459,243
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2014	Aaa	1,000,000	1,067,130
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa	1,710,000	1,901,982
Delaware State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2013	Aaa	2,720,000	2,764,934
New Castle County, Public Impt., Series A, G.O. Bond	5.000%	7/15/2020	Aaa	750,000	953,813
New Castle County, Public Impt., Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,401,367

					8,548,469

DISTRICT OF COLUMBIA - 1.3%
District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2	1,500,000	1,664,970
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2	2,000,000	2,241,880
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2022	Aa2	500,000	516,110

					4,422,960

FLORIDA - 4.3%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,805,000	1,933,697
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1	2,000,000	2,260,820
Florida State Department of Transportation, Public Impt., Series A, G.O. Bond	4.000%	7/1/2015	Aa1	1,350,000	1,480,045
Florida State Department of Transportation, Public Impt., Series B, G.O. Bond	5.000%	7/1/2022	Aa1	1,000,000	1,253,150
Florida State Department of Transportation, Series B, G.O. Bond	6.375%	7/1/2014	Aa1	1,000,000	1,103,360
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,934,479
Orlando Utilities Commission, Prerefunded Balance, Revenue Bond	5.250%	10/1/2014	Aa1	650,000	714,376
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa	1,020,000	1,139,880

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Panama City Beach, Water Utility Impt., RevenueBond, AGC	5.000%	6/1/2039	Aaa		$1,000,000	$1,106,100
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2		1,000,000	1,132,720
Winter Park, Water Utility Impt., Revenue Bond	5.000%	12/1/2034	Aa2		250,000	280,507

						14,339,134

GEORGIA - 4.5%
Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3		1,500,000	1,562,205
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA	[3]	1,000,000	1,067,390
Cobb County, Water Utility Impt., Revenue Bond	4.250%	7/1/2028	Aaa		1,000,000	1,118,060
DeKalb County, Special Transportation Parks & Greenspace, G.O. Bond	4.375%	12/1/2030	Aa3		1,000,000	1,024,980
DeKalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa2		1,000,000	1,035,970
Forsyth County, Public Impt., Series B, G.O. Bond	5.000%	3/1/2013	Aaa		670,000	683,788
Fulton County, Water Utility Impt., Revenue Bond, FGRNA	5.000%	1/1/2035	Aa3		1,000,000	1,044,730
Georgia State, Public Impt., Series D, G.O. Bond	5.000%	7/1/2013	Aaa		1,100,000	1,140,249
Georgia State, School Impt., Prerefunded Balance, Series F, G.O. Bond	5.000%	11/1/2015	Aaa		500,000	502,205
Georgia State, School Impt., Series C-1, G.O. Bond	5.000%	10/1/2014	Aaa		1,415,000	1,547,911
Georgia State, Series B, G.O. Bond	5.000%	7/1/2015	Aaa		2,000,000	2,254,460
Gwinnett County Water & Sewerage Authority, Water Utility Impt., Series A, Revenue Bond	4.000%	8/1/2028	Aaa		1,000,000	1,100,370
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[2]	1,000,000	1,038,370

						15,120,688

HAWAII - 1.6%
Hawaii State, Series DB, G.O. Bond, NATL	5.250%	9/1/2013	Aa2		875,000	915,504
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2		500,000	540,715
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2		550,000	602,927
Honolulu County, Series B, G.O. Bond	5.000%	8/1/2020	Aa1		1,500,000	1,889,835
Honolulu County, Sewer Impt., Series A, Revenue Bond, FGRNA	5.000%	7/1/2035	Aa2		500,000	546,390
Honolulu County, Water Utility Impt., Prerefunded Balance, G.O. Bond, FGIC	6.000%	12/1/2014	Aa1		750,000	840,623

						5,335,994

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS - 0.8%
Chicago, Prerefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3	$170,000	$172,106
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3	350,000	351,953
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	Aaa	1,115,000	1,213,588
Springfield, Electric Light & Power Impt., Revenue Bond, NATL	5.000%	3/1/2035	A1	1,000,000	1,033,620

					2,771,267

INDIANA - 3.8%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A3	1,450,000	1,636,441
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A3	1,015,000	1,080,691
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1	1,000,000	1,080,180
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2021	Aa1	2,000,000	2,164,460
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2026	Aa1	1,380,000	1,493,477
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3	1,000,000	1,137,350
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A3	645,000	708,894
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1	3,000,000	3,320,790

					12,622,283

IOWA - 2.9%
Ankeny, Series B, G.O. Bond	4.000%	6/1/2013	Aa2	1,550,000	1,589,246
Cedar Rapids, Public Impt., Series A, G.O. Bond	4.000%	6/1/2030	Aaa	440,000	473,018
Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa	1,000,000	1,044,270
Des Moines, Public Impt., Series A, G.O. Bond	2.000%	6/1/2013	Aa1	1,000,000	1,012,240
Dubuque City, Series D, Revenue Bond	4.000%	6/1/2030	Aa2	470,000	493,909
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1	425,000	437,958
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa	425,000	433,802

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
IOWA (continued)
Linn-Mar Community School District, School Impt., Revenue Bond	4.625%	7/1/2029	A2		$1,000,000	$1,165,070
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aaa		995,000	1,049,138
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa1		940,000	962,456
West Des Moines, Series B, G.O. Bond	2.000%	6/1/2014	AAA	[3]	1,000,000	1,028,470

						9,689,577

KANSAS - 1.8%
Johnson County Water District No. 1, Revenue Bond.	3.250%	12/1/2030	Aaa		1,000,000	1,020,060
Miami County Unified School District No. 416 Louisburg, G.O Bond, NATL	5.000%	9/1/2018	Baa1		2,000,000	2,272,300
Reno County Unified School District No. 313, Buhler, Series A, G.O. Bond	4.000%	9/1/2023	A2		500,000	551,365
Scott County, G.O. Bond	4.750%	4/1/2040	A	[3]	1,000,000	1,124,730
Seward County, G.O. Bond, AGM	5.000%	8/1/2040	Aa3		1,000,000	1,156,940

						6,125,395

LOUISIANA - 0.5%
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa2		660,000	689,865
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa2		1,090,000	1,137,121

						1,826,986

MAINE - 0.3%
Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1		1,000,000	1,031,960

MARYLAND - 4.7%
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1		1,770,000	1,892,626
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa		1,000,000	1,069,280
Baltimore County, Public Impt., G.O. Bond	5.000%	2/1/2014	Aaa		2,250,000	2,392,627
Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1		1,410,000	1,520,925
Howard County, Public Impt., Series A, G.O. Bond	4.500%	2/15/2030	Aaa		1,000,000	1,128,580
Maryland State, Public Impt., First Series, G.O. Bond	5.000%	3/15/2013	Aaa		1,000,000	1,022,510
Maryland State, Public Impt., Prerefunded Balance, Second Series, G.O. Bond	5.000%	8/1/2015	Aaa		1,000,000	1,040,230
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa		1,000,000	1,084,510
Maryland State, Public Impt., Series A, G.O. Bond	4.000%	8/1/2015	Aaa		500,000	551,305
Maryland State, Public Impt., Series B, G.O. Bond	3.000%	3/15/2015	Aaa		1,000,000	1,065,000

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MARYLAND (continued)
Ocean City, Public Impt., G.O. Bond	4.000%	10/1/2022	Aa2		$1,000,000	$1,193,340
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa		550,000	589,903
Prince George’s County, Public Impt., Series D, G.O. Bond	5.000%	12/1/2012	Aaa		735,000	741,247
Prince George’s County, School Impt., G.O. Bond	5.500%	10/1/2013	Aaa		400,000	421,428

						15,713,511

MASSACHUSETTS - 5.7%
Barnstable, G.O. Bond	3.000%	6/15/2013	AAA	[3]	670,000	683,139
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1		1,000,000	1,175,720
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa		500,000	553,090
Cambridge, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa		1,195,000	1,223,047
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1		1,000,000	1,098,050
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1		500,000	556,265
Commonwealth of Massachusetts, Public Impt., Series C, G.O. Bond	5.000%	9/1/2013	Aa1		1,790,000	1,869,190
Commonwealth of Massachusetts, Public Impt., Series D, G.O. Bond, NATL	6.000%	11/1/2013	Aa1		520,000	552,453
Commonwealth of Massachusetts, Public Impt., Series E, G.O. Bond	4.000%	12/1/2021	Aa1		1,500,000	1,733,985
Commonwealth of Massachusetts, Series A, G.O. Bond	4.750%	8/1/2038	Aa1		500,000	554,020
Commonwealth of Massachusetts, Series B, G.O. Bond	3.000%	7/1/2013	Aa1		500,000	510,640
Commonwealth of Massachusetts, Series B, G.O. Bond	4.000%	7/1/2013	Aa1		590,000	607,027
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1		1,000,000	1,097,340
Franklin, School Impt., Municipal Purpose Loan, G.O. Bond	4.000%	11/15/2021	AA	[3]	725,000	858,821
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2		910,000	969,077
Massachusetts Bay Transportation Authority, Prerefunded Balance, Series A, Revenue Bond	5.000%	7/1/2034	Aa1		1,000,000	1,082,360
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1		2,000,000	2,122,820
Natick, School Impt., G.O. Bond	3.000%	6/15/2013	AAA	[3]	1,000,000	1,019,820
Northampton, Public Impt., G.O. Bond	4.000%	12/1/2019	Aa2		665,000	791,197

						19,058,061

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MICHIGAN - 0.8%
Detroit City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2		$750,000	$771,090
Saginaw City School District, G.O. Bond, AGM	4.500%	5/1/2031	Aa2		1,695,000	1,770,919

						2,542,009

MINNESOTA - 1.3%
Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa		1,000,000	1,079,810
Minnesota State, Public Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2013	Aa1		2,000,000	2,080,100
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1		1,000,000	1,085,960
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa		125,000	138,614

						4,384,484

MISSOURI - 2.5%
Columbia, Electric Light & Power Impt., Series A, Revenue Bond	5.000%	10/1/2013	AA	[3]	1,000,000	1,046,710
Columbia, Water Utility Impt., Series A, Revenue Bond	4.125%	10/1/2033	Aaa		995,000	1,098,351
Jackson County School District No. R-IV Blue Springs, Series A, G.O. Bond	2.750%	3/1/2013	AA	[3]	1,340,000	1,354,512
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa		830,000	907,962
Missouri State, Water Pollution Control, Prerefunded Balance, Series A, G.O. Bond	4.500%	12/1/2030	Aaa		2,375,000	2,846,247
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3		1,015,000	1,124,874

						8,378,656

NEBRASKA - 1.6%
Lancaster County School District No. 1, G.O. Bond	5.000%	1/15/2013	Aaa		400,000	405,688
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	Aa3		2,640,000	2,769,703
Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2		1,950,000	2,070,627

						5,246,018

NEVADA - 0.8%
Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aa1		1,000,000	1,110,580

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEVADA (continued)
Las Vegas Valley Water District, Water Utility Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa2		$1,500,000	$1,663,365

						2,773,945

NEW HAMPSHIRE - 2.7%
Manchester, Series F, G.O. Bond	3.750%	12/1/2025	Aa1		1,005,000	1,099,088
New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1		2,000,000	2,215,520
New Hampshire State, Series A, G.O. Bond	5.000%	7/1/2019	Aa1		600,000	753,792
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2012	Aa1		1,000,000	1,002,270
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1		1,500,000	1,642,560
Portsmouth City, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1		820,000	860,434
Portsmouth City, School Impt., G.O. Bond	4.000%	12/1/2019	Aa1		1,165,000	1,394,936

						8,968,600

NEW JERSEY - 0.3%
Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2		1,000,000	1,058,310

NEW MEXICO - 0.3%
New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL .	3.250%	6/1/2013	Aa1		175,000	178,511
Santa Fe County, Public Impt., G.O. Bond	2.500%	7/1/2013	Aaa		915,000	931,013

						1,109,524

NEW YORK - 2.9%
Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3		2,225,000	2,353,027
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond .	5.750%	6/15/2040	Aa1		2,590,000	3,129,134
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		1,000,000	1,057,410
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[3]	2,000,000	2,118,920
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.375%	7/15/2040	AA	[3]	855,000	896,981

						9,555,472

NORTH CAROLINA - 5.4%
Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa		750,000	814,763
Charlotte, Series B, G.O. Bond	5.000%	6/1/2015	Aaa		1,010,000	1,134,735

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA (continued)
Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aaa	$1,000,000	$1,120,510
Charlotte, Water & Sewer, Revenue Bond	5.000%	7/1/2038	Aaa	1,000,000	1,170,690
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa	1,000,000	1,064,020
Gaston County, School Impt., G.O. Bond, AGM	5.000%	4/1/2014	Aa2	1,000,000	1,069,970
Johnston County, School Impt., G.O. Bond, AGM	5.000%	2/1/2013	Aa2	1,500,000	1,524,810
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2	1,000,000	1,121,180
North Carolina State, Series A, G.O. Bond	5.000%	3/1/2015	Aaa	2,000,000	2,224,540
North Carolina State, Series B, G.O. Bond	5.000%	4/1/2014	Aaa	1,000,000	1,070,990
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2014	Aaa	1,390,000	1,499,393
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2015	Aaa	2,000,000	2,247,000
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa	890,000	989,920
Wake County, Series C, G.O. Bond	5.000%	3/1/2014	Aaa	940,000	1,003,102

					18,055,623

NORTH DAKOTA - 0.2%
Fargo City, Public Impt., Series C, G.O. Bond	3.000%	5/1/2025	Aa1	710,000	740,104

OHIO - 1.3%
Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3	660,000	703,177
Columbus City School District, G.O. Bond, AGM	4.375%	12/1/2032	Aa2	1,000,000	1,051,940
Columbus, Limited Tax, Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,082,730
Ohio State, Conservation Project, Prerefunded Balance, Series A, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,067,480
Warren City School District, G.O. Bond	4.000%	12/1/2025	Aa2	460,000	495,406

					4,400,733

OKLAHOMA - 1.6%
Oklahoma City Water Utilities Trust, Series B, Revenue Bond	3.000%	7/1/2013	Aa1	500,000	510,450
Oklahoma City, G.O. Bond	5.000%	3/1/2021	Aaa	1,500,000	1,910,460
Oklahoma State, Series A, G.O. Bond	4.000%	7/15/2015	Aa2	1,000,000	1,099,990
Tulsa, Public Impt., G.O. Bond	4.000%	12/1/2013	Aa1	1,700,000	1,774,715

					5,295,615

OREGON - 1.2%
Clackamas County School District No. 12 North Clackamas, Series A, G.O. Bond, AGM	4.750%	6/15/2031	Aa1	870,000	973,704

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OREGON (continued)
Portland, Water Utility Impt., Series A, Revenue Bond	5.000%	5/1/2034	Aaa		$1,000,000	$1,182,020
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	589,749
Salem, Water & Sewer, Prerefunded Balance, Revenue Bond, AGM	5.000%	5/1/2014	Aa3		1,120,000	1,199,923

						3,945,396

PENNSYLVANIA - 1.2%
Allegheny County, Public Impt., Series C-62B, G.O. Bond	5.000%	11/1/2029	A1		750,000	837,547
Commonwealth of Pennsylvania, Second Series, G.O. Bond, AGC	4.250%	3/1/2025	Aa1		2,000,000	2,162,740
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	BBB	[3]	20,000	24,541
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A	[3]	855,000	867,414

						3,892,242

RHODE ISLAND - 0.6%
Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1		1,000,000	1,087,370
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1		1,000,000	1,012,750

						2,100,120

SOUTH CAROLINA - 3.2%
Charleston County, Transportation Sales Tax, Prerefunded Balance, G.O. Bond	5.000%	11/1/2017	Aaa		1,000,000	1,141,520
Charleston, Water Utility & Capital Impt., Revenue Bond	5.000%	1/1/2022	Aa1		530,000	662,362
Chesterfield County School District, G.O. Bond, SCSDE	5.000%	3/1/2024	Aa1		500,000	613,485
South Carolina State Public Service Authority, Public Impt., Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	1/1/2017	Aa3		1,000,000	1,059,770
South Carolina State, School Impt., Series B, G.O. Bond	5.000%	3/1/2024	Aaa		1,000,000	1,247,490
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1		2,000,000	2,108,460
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa		1,000,000	1,075,070

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
SOUTH CAROLINA (continued)
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1		$1,500,000	$1,571,340
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1		1,000,000	1,067,900

						10,547,397

SOUTH DAKOTA - 0.2%
Rapid City, Water Utility Impt., Revenue Bond	5.250%	11/1/2039	Aa3		450,000	514,854

TENNESSEE - 5.0%
Chattanooga, Series B, G.O. Bond	2.000%	2/1/2013	AA	[3]	425,000	427,677
Claiborne County, Public Impt., Series A, G.O. Bond	4.125%	4/1/2030	A	[3]	750,000	815,280
Franklin, G.O. Bond	5.000%	4/1/2014	Aaa		1,000,000	1,070,840
Hamilton County, Public Impt., G.O. Bond	3.000%	3/1/2014	Aaa		1,135,000	1,178,936
Memphis, G.O. Bond, AGC	4.000%	4/1/2014	Aa2		2,000,000	2,109,260
Metropolitan Government of Nashville & Davidson County, Series B, G.O. Bond	5.000%	1/1/2014	Aa1		1,000,000	1,059,370
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA	[3]	1,000,000	1,089,500
Montgomery County, School Impt., G.O. Bond	2.000%	4/1/2014	AA	[3]	500,000	512,475
Morristown, Sewer Impt., G.O. Bond	4.000%	10/1/2024	A1		500,000	563,705
Rutherford County, G.O. Bond	5.000%	4/1/2014	Aa1		500,000	534,355
Rutherford County, School Impt., G.O. Bond	3.000%	4/1/2013	Aa1		1,000,000	1,014,120
Rutherford County, School Impt., G.O. Bond	4.000%	4/1/2013	Aa1		1,200,000	1,223,028
Sumner County, G.O. Bond	5.000%	6/1/2015	Aa2		1,500,000	1,681,470
Tennessee State, Series A, G.O. Bond	4.000%	5/1/2013	Aaa		425,000	434,631
Tennessee State, Series A, G.O. Bond	5.000%	8/1/2020	Aaa		500,000	638,880
Tennessee State, Series C, G.O. Bond	5.250%	9/1/2013	Aaa		1,500,000	1,570,155
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa		550,000	584,936

						16,508,618

TEXAS - 6.1%
Alvin Independent School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	2/15/2022	Aaa		500,000	532,710
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa2		2,340,000	2,411,276
Collin County, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa		545,000	557,241
Collin County, Public Impt., G.O. Bond	5.000%	2/15/2015	Aaa		500,000	553,460
Dallas, Public Impt., G.O. Bond	5.000%	2/15/2013	Aa1		1,315,000	1,339,104
Fort Bend County, Public Impt., G.O. Bond, NATL	4.750%	3/1/2031	Aa1		1,000,000	1,117,960
Fort Worth, Water Utility Impt., Series C, Revenue Bond	5.000%	2/15/2014	Aa1		1,595,000	1,697,112
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1		520,000	575,598

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa		$600,000	$657,576
Harris County, Series B, G.O. Bond	4.000%	10/1/2013	AAA	[3]	1,000,000	1,037,690
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA	[3]	1,000,000	1,108,850
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA	[3]	550,000	597,597
San Antonio, G.O. Bond	5.000%	2/1/2021	Aaa		500,000	617,785
San Antonio, Water System, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1		1,400,000	1,505,182
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa		475,000	521,369
Texas State, Public Impt., G.O. Bond	5.000%	10/1/2014	Aaa		500,000	546,595
Texas State, Series A, G.O. Bond	5.000%	8/1/2014	Aaa		700,000	760,011
Texas State, Series A, G.O. Bond	5.000%	8/1/2015	Aaa		800,000	903,552
Texas Water Development Board, Prerefunded Balance, Series B, Revenue Bond	5.625%	7/15/2014	AAA	[3]	2,000,000	2,191,400
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	1,141,390

						20,373,458

UTAH - 4.8%
Alpine School District, G.O. Bond	5.000%	3/15/2013	Aaa		2,000,000	2,044,840
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1		1,240,000	1,310,407
Ogden City School District, G.O. Bond	4.250%	6/15/2025	Aaa		1,500,000	1,614,060
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,168,013
Salt Lake City School District, G.O. Bond	4.000%	3/1/2019	Aaa		815,000	967,185
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1		400,000	425,156
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa		400,000	432,472
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2030	Aaa		680,000	751,135
Salt Lake County, Recreational Facilities Impt., G.O. Bond	2.000%	12/15/2020	Aaa		645,000	676,283
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa		1,000,000	1,082,910
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa		460,000	498,138
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa		500,000	536,770
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2015	Aaa		2,500,000	2,821,025
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2013	Aaa		450,000	463,127
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2015	Aaa		595,000	655,083
Utah State, Series A, G.O. Bond	5.000%	7/1/2014	Aaa		415,000	449,408

						15,896,012

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
VERMONT - 0.7%
Vermont State, Public Impt., Series D, G.O. Bond	4.500%	7/15/2025	Aaa		$1,000,000	$1,113,010
Vermont State, Series D, G.O. Bond	4.000%	8/15/2020	Aaa		1,000,000	1,202,160

						2,315,170

VIRGINIA - 4.5%
Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa		1,000,000	1,069,770
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa		1,000,000	1,071,260
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa		2,450,000	2,643,673
Commonwealth of Virginia, Series B, G.O. Bond	5.000%	6/1/2013	Aaa		1,410,000	1,456,220
Fairfax County Water Authority, Series B, Revenue Bond	4.000%	4/1/2032	Aaa		1,000,000	1,092,080
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa		400,000	428,524
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,171,140
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa		1,500,000	1,573,425
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2		1,000,000	1,026,840
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa		1,060,000	1,113,021
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2		670,000	725,724
Upper Occoquan Sewage Authority, Series B, Revenue Bond	4.500%	7/1/2038	Aa1		470,000	505,128

						14,876,805

WASHINGTON - 2.2%
Franklin County, Public Impt., Prerefunded Balance, G.O. Bond, FGRNA	5.125%	12/1/2022	BBB	[3]	1,000,000	1,008,630
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa		2,420,000	2,662,000
Pierce County, Sewer Impt., Revenue Bond	3.250%	8/1/2032	Aa3		1,000,000	993,770
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2		1,275,000	1,409,627
Washington State, Public Impt., Series A, G.O. Bond .	5.000%	7/1/2031	Aa1		1,000,000	1,155,160

						7,229,187

WISCONSIN - 3.0%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A	[3]	1,500,000	1,642,095
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1		1,195,000	1,301,797
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1		1,000,000	1,089,800
Northland Pines School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	4/1/2018	Aa3		850,000	913,809

Investment Portfolio - September 30, 2012

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2019	Aa2	$500,000 $	537,295
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2021	Aa2	1,020,000	1,096,082
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1	870,000	939,678
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2	1,000,000	1,120,050
Wisconsin State, Public Impt., Series C, G.O. Bond	5.000%	5/1/2026	Aa2	1,150,000	1,357,655

					9,998,261

WYOMING - 0.2%
Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.375%	1/1/2042	A2	710,000	779,111

TOTAL MUNICIPAL BONDS
(Identified Cost $303,469,149)					317,387,656

SHORT-TERM INVESTMENTS - 3.7%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $12,179,864)				12,179,864	12,179,864

TOTAL INVESTMENTS - 99.0%
(Identified Cost $315,649,013)					329,567,520

OTHER ASSETS, LESS LIABILITIES - 1.0%					3,467,534

NET ASSETS - 100%					$333,035,054

KEY:

G.O. Bond - General Obligation Bond

Impt.- Improvement

No.- Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1 Credit ratings from Moody’s (unaudited).

2 Credit rating has been withdrawn. As of September 30, 2012, there is no rating available.

3 Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 12.4%;AGM - 11.4%.

Investment Portfolio - September 30, 2012

(unaudited)

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$315,649,013
Unrealized appreciation	13,920,609
Unrealized depreciation	(2,102)

Net unrealized appreciation	$13,918,507

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$317,387,656	$—	$317,387,656	$—
Mutual funds	12,179,864	12,179,864	—	—

Total assets	$329,567,520	$12,179,864	$317,387,656	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 93.3%
Convertible Corporate Bonds - 2.4%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Alere, Inc., 3.00%, 5/15/2016	B	[2]	$825,000	$779,109

Materials - 2.0%
Containers & Packaging - 2.0%
Owens-Brockway Glass Container, Inc.[3] , 3.00%, 6/1/2015	Ba3		3,735,000	3,660,300

Total Convertible Corporate Bonds (Identified Cost $4,336,769)				4,439,409

Non-Convertible Corporate Bonds - 90.9%
Consumer Discretionary - 13.3%
Auto Components - 1.4%
Exide Technologies, 8.625%, 2/1/2018	B2		1,080,000	935,550
UCI International, Inc., 8.625%, 2/15/2019	B3		1,755,000	1,746,225

				2,681,775

Hotels, Restaurants & Leisure - 0.9%
Choice Hotels International, Inc., 5.70%, 8/28/2020	Baa3		1,440,000	1,555,249

Household Durables - 1.3%
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[3] , 7.75%, 4/15/2020	B2		1,810,000	1,927,650
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[3] , 7.75%, 4/15/2020	B2		500,000	532,500

				2,460,150

Media - 7.2%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1		1,580,000	1,836,750
Columbus International, Inc. (Barbados)[3] , 11.50%, 11/20/2014	B2		1,770,000	1,964,700
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B3		1,495,000	1,629,550
Nara Cable Funding Ltd. (Ireland)[3] , 8.875%, 12/1/2018	B1		2,165,000	1,975,563
Sirius XM Radio, Inc.[3] , 8.75%, 4/1/2015	B1		1,685,000	1,916,687
Starz LLC - Starz Finance Corp.[3] , 5.00%, 9/15/2019	Ba2		500,000	511,250
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[3] , 7.50%, 3/15/2019	Ba3		1,660,000	1,821,850
XM Satellite Radio, Inc.[3] , 7.625%, 11/1/2018	B1		1,695,000	1,872,975

				13,529,325

Specialty Retail - 1.5%
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3		2,630,000	2,840,400

Textiles, Apparel & Luxury Goods - 1.0%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3		1,870,000	1,930,775

Total Consumer Discretionary				24,997,674

1

Investment Portfolio - September 30, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples - 3.5%
Beverages - 1.6%
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba1	$1,000,000	$1,145,000
Constellation Brands, Inc., 7.25%, 5/15/2017	Ba1	1,510,000	1,762,925

			2,907,925

Food Products - 1.9%
C&S Group Enterprises LLC[3], 8.375%, 5/1/2017	B1	1,685,000	1,769,250
Minerva Luxembourg S.A. (Luxembourg)[3], 12.25%, 2/10/2022	B2	1,620,000	1,868,994

			3,638,244

Total Consumer Staples			6,546,169

Energy - 13.1%
Energy Equipment & Services - 5.0%
Calfrac Holdings LP3, 7.50%, 12/1/2020	B2	3,680,000	3,643,200
Global Geophysical Services, Inc., 10.50%, 5/1/2017	B3	925,000	883,375
Petroleum Geo-Services ASA (Norway)[3], 7.375%, 12/15/2018	Ba2	1,500,000	1,601,250
SESI LLC, 6.375%, 5/1/2019	Ba3	1,675,000	1,792,250
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	1,330,000	1,481,287

			9,401,362

Oil, Gas & Consumable Fuels - 8.1%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/2020	B3	1,830,000	1,866,600
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[3], 6.625%, 11/15/2019	Ba3	3,260,000	3,129,600
Drill Rigs Holdings, Inc. (Marshall Islands)[3], 6.50%, 10/1/2017	B2	1,225,000	1,217,344
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	B3	845,000	948,513
EV Energy Partners LP - EV Energy Finance Corp., 8.00%, 4/15/2019	B3	1,840,000	1,909,000
PBF Holding Co. LLC - PBF Finance Corp.[3], 8.25%, 2/15/2020	Ba3	1,715,000	1,800,750
SandRidge Energy, Inc.[3], 7.50%, 2/15/2023	B2	1,835,000	1,890,050
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	Ba3	1,410,000	1,469,925
Tesoro Corp., 5.375%, 10/1/2022	Ba1	1,000,000	1,030,000

			15,261,782

Total Energy			24,663,144

Financials - 13.6%
Capital Markets - 2.9%
GFI Group, Inc., 8.625%, 7/19/2018	Ba2	1,985,000	1,741,837
Innovation Ventures LLC - Innovation Ventures Finance Corp.[3], 9.50%, 8/15/2019	B2	925,000	892,625
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	2,500,000	2,868,750

			5,503,212

2

Investment Portfolio - September 30, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non - Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 3.4%
American Express Co.[4], 6.80%, 9/1/2066	Baa2		$3,440,000	$3,680,800
Credit Acceptance Corp., 9.125%, 2/1/2017	B1		2,430,000	2,679,075

				6,359,875

Diversified Financial Services - 5.7%
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	B3		1,785,000	1,834,087
CNH Capital LLC[3], 6.25%, 11/1/2016	Ba2		1,730,000	1,879,213
General Motors Financial Co., Inc.[3], 4.75%, 8/15/2017	Ba3		2,750,000	2,819,603
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 7.375%, 10/1/2017	Ba3		1,225,000	1,249,500
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[3], 8.875%, 8/1/2020	B2		2,760,000	2,953,200

				10,735,603

Insurance - 0.6%
Hub International Ltd.[3], 8.125%, 10/15/2018	Caa2		1,225,000	1,240,313

Real Estate Investment Trusts (REITS) - 1.0%
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba1		1,655,000	1,824,637

Total Financials				25,663,640

Health Care - 12.5%
Health Care Equipment & Supplies - 4.6%
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2		2,370,000	2,725,500
Fresenius Medical Care US Finance, Inc.[3], 6.50%, 9/15/2018	Ba2		825,000	930,187
Fresenius US Finance II, Inc.[3], 9.00%, 7/15/2015	Ba1		2,820,000	3,250,050
Hologic, Inc.[3], 6.25%, 8/1/2020	B2		1,725,000	1,828,500

				8,734,237

Health Care Providers & Services - 6.7%
CHS - Community Health Systems, Inc., 5.125%, 8/15/2018	Ba3		1,845,000	1,914,187
CHS - Community Health Systems, Inc., 7.125%, 7/15/2020	B3		1,760,000	1,877,700
HCA, Inc., 6.375%, 1/15/2015	B3		1,955,000	2,106,513
HCA, Inc., 6.50%, 2/15/2020	Ba3		920,000	1,023,500
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[2]	3,505,000	3,820,450
STHI Holding Corp.[3], 8.00%, 3/15/2018	B2		1,725,000	1,837,125

				12,579,475

Pharmaceuticals - 1.2%
Sky Growth Holdings Corp.[3], 7.375%, 10/15/2020	Caa1		250,000	251,250
Valeant Pharmaceuticals International[3], 6.75%, 8/15/2021	B1		1,895,000	1,966,063

				2,217,313

Total Health Care				23,531,025

3

Investment Portfolio - September 30, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 15.1%
Aerospace & Defense - 1.5%
Ducommun, Inc., 9.75%, 7/15/2018	B3	$2,650,000	$2,795,750

Air Freight & Logistics - 1.5%
Aguila 3 S.A. (Luxembourg)[3], 7.875%, 1/31/2018	B2	2,660,000	2,793,000

Airlines - 2.9%
Continental Airlines, Inc.[3], 6.75%, 9/15/2015	Ba2	1,545,000	1,620,319
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375% 1/2/2016 ,	Ba3	1,890,000	1,890,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	850,000	867,000
UAL 2009-2B Pass Through Trust[3], 12.00%, 1/15/2016	Ba3	701,358	767,987
US Airways 2012-1 Class C Pass Through Trust, 9.125%, 10/1/2015	B3	447,000	453,705

			5,599,011

Building Products - 2.4%
Building Materials Corp. of America[3], 7.50%, 3/15/2020	Ba3	1,800,000	1,971,000
Owens Corning, 9.00%, 6/15/2019	Ba1	2,075,000	2,611,499

			4,582,499

Commercial Services & Supplies - 2.9%
Clean Harbors, Inc.[3], 5.25%, 8/1/2020	Ba3	1,695,000	1,745,850
Garda World Security Corp. (Canada)[3], 9.75%, 3/15/2017	B2	1,795,000	1,875,775
International Lease Finance Corp., 6.375%, 3/25/2013	Ba3	1,815,000	1,851,300

			5,472,925

Machinery - 1.4%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	B2	2,500,000	2,637,500

Marine - 1.5%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	2,320,000	2,380,900
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3] , 8.875%, 11/1/2017	Ba3	400,000	406,500

			2,787,400

Road & Rail - 1.0%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	B2	1,705,000	1,856,319

Total Industrials			28,524,404

Information Technology - 4.6%
Communications Equipment - 2.0%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	1,780,000	1,904,600
ViaSat, Inc., 6.875%, 6/15/2020	B1	1,845,000	1,900,350

			3,804,950

4

Investment Portfolio - September 30, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components - 1.0%
CPI International, Inc., 8.00%, 2/15/2018	B3	$1,950,000	$1,857,375

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.[3], 7.50%, 8/15/2022	Ba3	1,605,000	1,548,825
MagnaChip Semiconductor S.A.- MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	1,360,000	1,530,000

			3,078,825

Total Information Technology			8,741,150

Materials - 6.7%
Chemicals - 1.0%
Taminco Global Chemical Corp.[3], 9.75%, 3/31/2020	Caa1	1,705,000	1,841,400

Containers & Packaging - 2.4%
Consolidated Container Co. LLC - Consolidated Container Capital, Inc.[3], 10.125%, 7/15/2020	Caa1	1,775,000	1,890,375
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer Lu3, 5.75%, 10/15/2020	B1	2,730,000	2,730,000

			4,620,375

Metals & Mining - 1.9%
Calcipar S.A. (Luxembourg)[3], 6.875%, 5/1/2018	B1	1,795,000	1,781,537
FMG Resources August 2006 Pty. Ltd. (Australia)[3], 6.875%, 2/1/2018	B1	1,955,000	1,818,150

			3,599,687

Paper & Forest Products - 1.4%
Sappi Papier Holding GmbH (Austria)[3], 8.375%, 6/15/2019	Ba2	775,000	829,250
Smurfit Kappa Acquisitions (Ireland)[3], 4.875%, 9/15/2018	Ba2	1,835,000	1,812,063

			2,641,313

Total Materials			12,702,775

Telecommunication Services - 8.2%
Diversified Telecommunication Services - 7.1%
Inmarsat Finance plc (United Kingdom)[3], 7.375%, 12/1/2017	Ba2	1,685,000	1,819,800
Sable International Finance Ltd. (Cayman Islands)[3], 8.75%, 2/1/2020	Ba2	1,615,000	1,800,725
UPCB Finance III Ltd. (Cayman Islands)[3], 6.625%, 7/1/2020	Ba3	650,000	680,875
UPCB Finance VI Ltd. (Cayman Islands)[3], 6.875%, 1/15/2022	Ba3	2,000,000	2,120,000
Wind Acquisition Finance S.A. (Luxembourg)[3], 11.75%, 7/15/2017	B3	2,280,000	2,148,900
Wind Acquisition Finance S.A. (Luxembourg)[3], 7.25%, 2/15/2018	Ba3	2,025,000	1,923,750
Windstream Corp., 7.50%, 6/1/2022	Ba3	2,745,000	2,909,700

			13,403,750

Wireless Telecommunication Services - 1.1%
NII Capital Corp., 8.875%, 12/15/2019	B2	2,545,000	2,137,800

Total Telecommunication Services			15,541,550

5

Investment Portfolio - September 30, 2012

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 0.3%
Electric Utilities - 0.3%
NRG Energy, Inc.[3], 6.625%, 3/15/2023	B1	$500,000	$511,250

Total Non-Convertible Corporate Bonds
(Identified Cost $165,185,140)			171,422,781

TOTAL CORPORATE BONDS
(Identified Cost $169,521,909)			175,862,190

PREFERRED STOCKS - 1.1%
Financials - 1.1%
Diversified Financial Services - 1.1%
Bank of America Corp., Series K (non-cumulative), 8.00%[5] (Identified Cost $1,751,361)	B1	1,910	2,079,876

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.07%, (Identified Cost $7,814,863)		7,814,863	7,814,863

TOTAL INVESTMENTS - 98.5%
(Identified Cost $179,088,133)			185,756,929
OTHER ASSETS, LESS LIABILITIES - 1.5%			2,841,371

NET ASSETS - 100%			$188,598,300

1 Credit ratings from Moody’s (unaudited).

2 Credit ratings from S&P (unaudited).

3 Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $92,472,960, or 49.0%, of the Series’ net assets as of September 30, 2012.

4 The coupon rate is floating and is the effective rate as of September 30, 2012.

5 The rate shown is fixed as of September 30, 2012; the rate becomes floating, based on LIBOR plus a spread, in 2018.

6 Rate shown is the current yield as of September 30, 2012.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$179,088,133
Unrealized appreciation	8,089,325
Unrealized depreciation	(1,420,529)

Net unrealized appreciation	$6,668,796

6

Investment Portfolio - September 30, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$2,079,876	$—	$2,079,876	$—
Debt securities:
Corporate Debt:
Consumer Discretionary	24,997,674	—	24,997,674	—
Consumer Staples	6,546,169	—	6,546,169	—
Energy	24,663,144	—	24,663,144	—
Financials	25,663,640	—	25,663,640	—
Health Care	23,531,025	—	23,531,025	—
Industrials	28,524,404	—	28,524,404	—
Information Technology	8,741,150	—	8,741,150	—
Materials	12,702,775	—	12,702,775	—
Telecommunication Services	15,541,550	—	15,541,550	—
Utilities	511,250	—	511,250	—
Convertible corporate debt:
Health Care	779,109	—	779,109	—
Materials	3,660,300	—	3,660,300	—
Mutual funds	7,814,863	7,814,863	—	—

Total assets	$185,756,929	$7,814,863	$177,942,066	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 83.5%
Convertible Corporate Bonds - 0.9%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1	$120,000	$120,375

Information Technology - 0.8%
Computers & Peripherals - 0.8%
EMC Corp., 1.75%, 12/1/2013	A2	870,000	1,493,681

Total Convertible Corporate Bonds (Identified Cost $1,451,480)			1,614,056

Non-Convertible Corporate Bonds - 82.6%
Consumer Discretionary - 12.0%
Hotels, Restaurants & Leisure - 1.9%
International Game Technology, 7.50%, 6/15/2019	Baa2	1,750,000	2,099,101
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3	1,250,000	1,363,808

			3,462,909

Household Durables - 3.0%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	1,345,000	1,477,706
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,775,000	1,820,081
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	2,000,000	2,133,382

			5,431,169

Media - 3.7%
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	1,280,000	1,455,108
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	1,275,000	1,486,150
NBCUniversal Media LLC, 5.15%, 4/30/2020	Baa2	1,540,000	1,825,029
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	1,110,000	1,281,868
The Walt Disney Co., 5.50%, 3/15/2019	A2	500,000	610,917

			6,659,072

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2	670,000	830,578
Target Corp., 3.875%, 7/15/2020	A2	335,000	381,950

			1,212,528

Specialty Retail - 2.4%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3	1,415,000	1,525,240
The Home Depot, Inc., 5.40%, 3/1/2016	A3	1,065,000	1,232,171
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3	745,000	907,419
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	500,000	556,383

			4,221,213

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3	485,000	580,631

Total Consumer Discretionary			21,567,522

1

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples - 2.6%
Beverages - 0.6%
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	$775,000	$1,050,685

Food Products - 2.0%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	929,235
Grupo Bimbo S.A.B. de C.V. (Mexico)[3] , 4.875%, 6/30/2020	Baa2	500,000	554,580
Kraft Foods Group, Inc.[3] , 6.125%, 8/23/2018	Baa2	417,000	510,750
Kraft Foods Group, Inc.[3] , 5.375%, 2/10/2020	Baa2	356,000	423,107
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	148,000	180,696
Kraft Foods, Inc., 5.375%, 2/10/2020	Baa2	324,000	390,863
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	650,000	680,875

			3,670,106

Total Consumer Staples			4,720,791

Energy - 6.1%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	1,192,245
Schlumberger Oilfield plc (United Kingdom)[3] , 4.20%, 1/15/2021	A1	1,465,000	1,652,939
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	2,295,000	2,987,229

			5,832,413

Oil, Gas & Consumable Fuels - 2.8%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	810,843
EOG Resources, Inc., 2.625%, 3/15/2023	A3	775,000	783,353
Petrobras International Finance Co. (Cayman Islands), 5.375%, 1/27/2021	A3	2,000,000	2,253,542
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	1,000,000	1,168,264

			5,016,002

Total Energy			10,848,415

Financials - 33.1%
Capital Markets - 10.9%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,320,000	1,510,760
Credit Suisse AG (Switzerland)[3] , 2.60%, 5/27/2016	Aaa	1,205,000	1,270,726
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	690,000	805,354
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	A3	1,100,000	1,364,210
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	935,000	1,043,428
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A3	750,000	826,826
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	3,245,000	3,723,638
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	1,200,000	1,437,737
Merrill Lynch & Co., Inc., 6.875%, 11/15/2018	Baa2	1,000,000	1,207,457
Morgan Stanley, 5.55%, 4/27/2017	Baa1	1,727,000	1,893,350
Morgan Stanley, 7.30%, 5/13/2019	Baa1	1,620,000	1,911,592
Morgan Stanley, 5.75%, 1/25/2021	Baa1	1,500,000	1,646,477

2

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 5.50%, 7/28/2021	Baa1	$750,000	$820,790

			19,462,345

Commercial Banks - 6.0%
Bank of Nova Scotia (Canada)[3] , 1.65%, 10/29/2015	Aaa	500,000	516,350
KeyBank National Association, 5.45%, 3/3/2016	Baa1	1,050,000	1,179,861
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,782,872
National Bank of Canada (Canada)[3] , 2.20%, 10/19/2016	Aaa	800,000	846,000
National City Corp., 6.875%, 5/15/2019	Baa1	1,445,000	1,783,890
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	1,008,820
Royal Bank of Canada (Canada)[3] , 3.125%, 4/14/2015	Aaa	500,000	531,900
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	Aaa	445,000	447,803
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	785,713
The Toronto-Dominion Bank (Canada)[3] , 1.625%, 9/14/2016	Aaa	400,000	413,520
Wachovia Bank National Association, 5.60%, 3/15/2016	A1	450,000	506,819
Wachovia Corp., 5.25%, 8/1/2014	A3	945,000	1,015,757

			10,819,305

Consumer Finance - 0.8%
American Express Co., 8.125%, 5/20/2019	A3	1,090,000	1,474,591

Diversified Financial Services - 4.9%
Bank of America Corp., 5.65%, 5/1/2018	Baa2	745,000	849,431
Bank of America Corp., 7.625%, 6/1/2019	Baa2	1,150,000	1,436,041
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	685,000	854,779
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	1,781,000	2,355,383
CME Group, Inc., 3.00%, 9/15/2022	Aa3	1,720,000	1,729,264
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2	1,180,000	1,450,599

			8,675,497

Insurance - 3.9%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	660,000	673,352
American International Group, Inc., 4.875%, 6/1/2022	Baa1	1,610,000	1,814,401
American International Group, Inc., 6.25%, 3/15/2037	Baa2	930,000	939,300
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,575,000	1,762,732
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	1,640,000	1,842,117

			7,031,902

Real Estate Investment Trusts (REITS) - 6.6%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	740,000	778,397
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,118,243
Boston Properties LP, 5.625%, 11/15/2020	Baa2	300,000	357,133
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	895,064
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,508,568

3

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	$45,000	$50,066
HCP, Inc., 6.70%, 1/30/2018	Baa2	1,315,000	1,576,944
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	423,071
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	1,082,196
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	908,624
Simon Property Group LP, 10.35%, 4/1/2019	A3	990,000	1,424,685
UDR, Inc., 4.625%, 1/10/2022	Baa2	1,600,000	1,765,910

			11,888,901

Total Financials			59,352,541

Health Care - 2.1%
Biotechnology - 0.2%
Amgen, Inc., 3.45%, 10/1/2020	Baa1	370,000	388,827

Health Care Equipment & Supplies - 0.4%
CR Bard, Inc., 4.40%, 1/15/2021	A3	655,000	758,880

Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3	1,000,000	1,166,204

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	Baa1	600,000	683,817

Pharmaceuticals - 0.5%
Abbott Laboratories, 5.60%, 11/30/2017	A1	675,000	828,351

Total Health Care			3,826,079

Industrials - 10.6%
Aerospace & Defense - 2.4%
The Boeing Co., 6.00%, 3/15/2019	A2	870,000	1,092,953
Honeywell International, Inc., 5.30%, 3/1/2018	A2	690,000	838,102
Textron, Inc., 4.625%, 9/21/2016	Baa3	900,000	975,615
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,469,273

			4,375,943

Air Freight & Logistics - 0.6%
FedEx Corp., 8.00%, 1/15/2019	Baa1	790,000	1,054,352

Airlines - 1.1%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	249,814	272,297
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa2	145,487	160,764
Delta Air Lines Pass-Through Trust, Series 2010-1, Class A, 6.20%, 7/2/2018	Baa2	426,026	465,433

4

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	$910,000	$976,991

			1,875,485

Commercial Services & Supplies - 0.6%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	830,000	1,064,297

Industrial Conglomerates - 1.8%
General Electric Capital Corp., 5.625%, 5/1/2018	A1	350,000	412,755
General Electric Capital Corp., 5.50%, 1/8/2020	A1	320,000	378,565
General Electric Capital Corp., 5.30%, 2/11/2021	A2	750,000	860,675
General Electric Co., 5.25%, 12/6/2017	Aa3	370,000	437,778
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	975,000	1,090,180

			3,179,953

Machinery - 2.7%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	1,095,000	1,423,753
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	267,600
John Deere Capital Corp., 5.75%, 9/10/2018	A2	1,245,000	1,537,099
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	650,000	721,252
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	840,000	878,636

			4,828,340

Road & Rail - 1.4%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa2	795,000	820,199
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	830,132
Union Pacific Corp., 2.95%, 1/15/2023	Baa2	900,000	933,531

			2,583,862

Total Industrials			18,962,232

Information Technology - 4.9%
Computers & Peripherals - 1.7%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,248,559
Hewlett-Packard Co., 5.50%, 3/1/2018	A3	680,000	774,800
International Business Machines Corp., 1.875%, 8/1/2022	Aa3	1,000,000	973,398

			2,996,757

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., 4.00%, 2/1/2022	Baa2	500,000	527,782
Corning, Inc., 6.625%, 5/15/2019	A3	650,000	815,397
Corning, Inc., 4.25%, 8/15/2020	A3	500,000	561,099

			1,904,278

IT Services - 0.6%
The Western Union Co., 5.253%, 4/1/2020	A3	945,000	1,103,721

5

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Office Electronics - 0.6%
Xerox Corp.[4] , 1.799%, 9/13/2013	Baa2	$1,100,000	$1,107,265

Software - 0.9%
Oracle Corp., 5.00%, 7/8/2019	A1	700,000	847,638
Oracle Corp., 3.875%, 7/15/2020	A1	675,000	772,750

			1,620,388

Total Information Technology			8,732,409

Materials - 7.4%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	885,000	1,112,510
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	855,000	900,660

			2,013,170

Metals & Mining - 4.9%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	1,635,000	1,758,595
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,793,750
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	1,031,128
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,505,000	1,476,912
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	840,000	840,848
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	1,000,000	1,065,280
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	855,437

			8,821,950

Paper & Forest Products - 1.4%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,885,000	2,474,428

Total Materials			13,309,548

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc., 8.75%, 11/1/2018	A3	575,000	802,791

Wireless Telecommunication Services - 1.1%
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	745,000	897,266
Crown Castle Towers LLC[3] , 4.883%, 8/15/2020	A2	250,000	281,324
SBA Tower Trust[3] , 5.101%, 4/17/2017	A2	375,000	417,892
SBA Tower Trust[3] , 2.933%, 12/15/2017	A2	430,000	441,978

			2,038,460

Total Telecommunication Services			2,841,251

Utilities - 2.2%
Electric Utilities - 2.2%
Exelon Generation Co. LLC, 6.20%, 10/1/2017	Baa1	350,000	416,568
Exelon Generation Co. LLC, 5.20%, 10/1/2019	Baa1	550,000	624,458
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa1	865,000	917,421

6

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3		$855,000	$1,048,146
System Energy Resources, Inc., 4.10%, 4/1/2023	Baa1		885,000	897,290

Total Utilities				3,903,883

Total Non-Convertible Corporate Bonds (Identified Cost $133,119,614)				148,064,671

TOTAL CORPORATE BONDS (Identified Cost $134,571,094)				149,678,727

PREFERRED STOCKS - 2.0%
Financials - 2.0%
Commercial Banks - 1.5%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2		34,120	888,485
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%.	Baa3		35,125	874,261
U.S. Bancorp., Series F (non-cumulative), 6.50%[5]	A3		32,800	954,480

				2,717,226

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1		29,910	830,002

TOTAL PREFERRED STOCKS (Identified Cost $3,298,875)				3,547,228

ASSET-BACKED SECURITIES - 0.7%
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	Aaa		$208,272	213,639
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3], 5.29%, 3/25/2016	Aaa		370,000	405,942
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	Aaa		595,000	644,163

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,173,108)				1,263,744

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.1%
American Tower Trust, Series 2007-1A, Class AFX[3], 5.42%, 4/15/2037	Aaa		400,000	420,940
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	AAA	[2]	86,572	93,328
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[4], 5.727%, 5/10/2045	AAA	[2]	200,000	230,953
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	115,281
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		160,000	177,471

7

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[4], 5.712%, 9/11/2038	Aaa		$200,000	$230,063
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[2]	300,000	346,674
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3], 3.759%, 4/15/2044	Aaa		60,000	65,034
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[4], 5.219%, 7/15/2044	Aaa		280,000	313,780
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.73%, 3/15/2049	Aaa		110,000	126,954
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.748%, 6/10/2046	AAA	[2]	155,000	176,877
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3], 3.156%, 7/10/2046	Aaa		254,503	269,868
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	Aaa		400,000	407,460
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	Aaa		380,000	385,256
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	Aaa		420,000	431,066
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	A	[2]	160,000	169,504
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[4], 5.867%, 7/10/2038	Aaa		415,000	481,043
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[4], 5.29%, 1/12/2043	Aaa		650,000	720,537
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4], 5.20%, 12/15/2044	Aaa		325,000	365,946
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4], 5.868%, 4/15/2045	Aaa		435,000	501,704
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	Aaa		200,000	224,401
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4], 5.866%, 6/15/2038	Aaa		275,000	317,785
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A3, 3.913%, 6/25/2043	Aaa		67,701	71,534
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[4], 5.414%, 7/12/2046	Aaa		125,000	143,787
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	Aaa		430,000	456,602
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4[4], 5.211%, 11/14/2042	Aaa		100,000	111,609
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	AAA	[2]	100,000	117,831
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	AAA	[2]	245,000	277,783

8

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4] , 5.24%, 10/15/2044	Aaa		$133,964	$150,086
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4] , 5.737%, 5/15/2043	Aaa		115,000	131,804
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4] , 6.011%, 6/15/2045	Aaa		280,000	327,029
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3] , 4.393%, 11/15/2043	Aaa		275,000	312,786
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3[6] , 2.918%, 10/15/2045	Aaa		545,000	562,211

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $8,758,834)				9,234,987

FOREIGN GOVERNMENT BONDS - 0.7%
Republic of Italy (Italy), 2.125%, 10/5/2012 (Identified Cost $1,189,701)	WR	[7]	1,190,000	1,190,000

MUNICIPAL BONDS - 0.7%
Monroe County Water Authority, Water Utility Impt., Revenue Bond, 6.339%, 8/1/2035	Aa2		500,000	681,390
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031	Aa2		500,000	613,355

TOTAL MUNICIPAL BONDS (Identified Cost $1,000,000)				1,294,745

U.S. GOVERNMENT AGENCIES - 5.0%
Mortgage-Backed Securities - 5.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			1,043,380	1,140,801
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			78,363	85,679
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			91,762	101,032
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			667,315	729,623
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			117,112	128,943
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			1,153,492	1,261,194
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			70,079	76,491
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			1,606,567	1,778,161
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040			1,174,605	1,297,893
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			381,966	417,649
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022			112,075	123,447
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022			81,672	89,959
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023			66,043	73,060
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023			116,419	131,155
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037			195,597	215,022
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038			58,323	63,614
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038			105,153	114,889

9

Investment Portfolio - September 30, 2012

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	$635,238	$698,322
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	423,905	466,003

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $8,782,194)		8,992,937

SHORT-TERM INVESTMENTS - 1.8%
Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.07%, (Identified Cost $3,207,347)	3,207,347	3,207,347

TOTAL INVESTMENTS - 99.5% (Identified Cost $161,981,153)		178,409,715
OTHER ASSETS, LESS LIABILITIES - 0.5%		865,807

NET ASSETS - 100%		$179,275,522

G.O. Bond - General Obligation Bond

Impt. - Improvement

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $12,045,085, or 6.7%, of the Series’ net assets as of September 30, 2012.

4The coupon rate is floating and is the effective rate as of September 30, 2012.

5 The rate shown is a fixed rate as of September 30, 2012; the rate becomes floating, based on LIBOR plus a spread, in 2022.

6 Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

7Credit rating has been withdrawn. As of September 30, 2012, there is no rating available.

8Rate shown is the current yield as of September 30, 2012.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$161,981,153
Unrealized appreciation	16,462,491
Unrealized depreciation	(33,929)

Net unrealized appreciation	$16,428,562

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate

10

Investment Portfolio - September 30, 2012

(unaudited)

that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$3,547,228	$3,547,228	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	8,992,937	—	8,992,937	—
States and political subdivisions (municipals)	1,294,745	—	1,294,745	—
Corporate Debt:
Consumer Discretionary	21,567,522	—	21,567,522	—
Consumer Staples	4,720,791	—	4,720,791	—
Energy	10,848,415	—	10,848,415	—
Financials	59,352,541	—	59,352,541	—
Health Care	3,826,079	—	3,826,079	—
Industrials	18,962,232	—	18,962,232	—
Information Technology	8,732,409	—	8,732,409	—
Materials	13,309,548	—	13,309,548	—
Telecommunication Services	2,841,251	—	2,841,251	—
Utilities	3,903,883	—	3,903,883	—
Convertible corporate debt:
Health Care	120,375	—	120,375	—
Information Technology	1,493,681	—	1,493,681	—
Asset-backed securities	1,263,744	—	1,263,744	—
Commercial mortgage-backed securities	9,234,987	—	9,234,987	—
Foreign government bonds	1,190,000	—	1,190,000	—
Mutual funds	3,207,347	3,207,347	—	—

Total assets	$178,409,715	$6,754,575	$171,655,140	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 80.5%
Convertible Corporate Bonds - 1.1%
Financials - 0.4%
Real Estate Investment Trusts (REITS) - 0.4%
BioMed Realty LP2, 3.75%, 1/15/2030	WR	[3]	$2,375,000	$2,778,750

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc., 3.00%, 5/15/2016	B	[4]	655,000	618,566

Information Technology - 0.5%
Computers & Peripherals - 0.5%
EMC Corp., 1.75%, 12/1/2013	A	[4]	1,685,000	2,892,934

Materials - 0.1%
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc.[2], 3.00%, 6/1/2015	Ba3		750,000	735,000

Total Convertible Corporate Bonds (Identified Cost $6,209,480)				7,025,250

Non-Convertible Corporate Bonds - 79.4%
Consumer Discretionary - 10.8%
Auto Components - 0.1%
Exide Technologies, 8.625%, 2/1/2018	B2		435,000	376,819
UCI International, Inc., 8.625%, 2/15/2019	B3		435,000	432,825

				809,644

Hotels, Restaurants & Leisure - 1.2%
Choice Hotels International, Inc., 5.70%, 8/28/2020	Baa3		730,000	788,425
International Game Technology, 7.50%, 6/15/2019	Baa2		2,755,000	3,304,584
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		3,295,000	3,594,997

				7,688,006

Household Durables - 1.8%
NVR, Inc., 3.95%, 9/15/2022	Baa2		6,225,000	6,383,103
Taylor Morrison Communities, Inc. - Monarch Communities, Inc.[2], 7.75%, 4/15/2020	B2		430,000	457,950
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		4,000,000	4,266,764

				11,107,817

Media - 4.3%
Cablevision Systems Corp., 8.625%, 9/15/2017	B1		105,000	122,063
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		4,710,000	5,354,342
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		4,875,000	5,682,339
MDC Partners, Inc. (Canada), 11.00%, 11/1/2016	B3		370,000	403,300
Nara Cable Funding Ltd. (Ireland)[2], 8.875%, 12/1/2018	B1		480,000	438,000
NBCUniversal Media LLC, 5.15%, 4/30/2020	Baa2		5,510,000	6,529,813
Sirius XM Radio, Inc.[2] , 8.75%, 4/1/2015	B1		350,000	398,125
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		4,110,000	4,746,376

1

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
The Walt Disney Co., 1.35%, 8/16/2016	A2	$3,000,000	$3,068,283
XM Satellite Radio, Inc.[2], 7.625%, 11/1/2018	B1	330,000	364,650

			27,107,291

Multiline Retail - 0.6%
Target Corp., 6.00%, 1/15/2018	A2	3,225,000	3,997,933

Specialty Retail - 2.2%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3	1,650,000	1,778,548
The Home Depot, Inc., 5.40%, 3/1/2016	A3	4,325,000	5,003,887
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3	3,175,000	3,867,188
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	2,500,000	2,781,917
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	500,000	540,000

			13,971,540

Textiles, Apparel & Luxury Goods - 0.6%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3	380,000	392,350
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,370,053

			3,762,403

Total Consumer Discretionary			68,444,634

Consumer Staples - 1.9%
Beverages - 0.6%
The Coca-Cola Co., 1.50%, 11/15/2015	Aa3	3,000,000	3,091,902
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba1	650,000	744,250

			3,836,152

Food Products - 1.3%
C&S Group Enterprises LLC[2], 8.375%, 5/1/2017	B1	680,000	714,000
Kraft Foods Group, Inc.[2], 6.125%, 8/23/2018	Baa2	2,670,000	3,270,267
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	940,000	1,147,662
Minerva Luxembourg S.A. (Luxembourg)[2], 12.25%, 2/10/2022	B2	640,000	738,368
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	2,350,000	2,461,625

			8,331,922

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	28,356

Total Consumer Staples			12,196,430

Energy - 6.4%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	4,250,318
Calfrac Holdings LP2, 7.50%, 12/1/2020	B1	745,000	737,550
Global Geophysical Services, Inc., 10.50%, 5/1/2017	B3	370,000	353,350

2

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Petroleum Geo-Services ASA (Norway)[2], 7.375%, 12/15/2018	Ba2	$1,000,000	$1,067,500
Schlumberger Oilfield plc (United Kingdom)[2], 4.20%, 1/15/2021	A1	2,630,000	2,967,392
SESI LLC, 6.375%, 5/1/2019	Ba3	710,000	759,700
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	346,000	385,357
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	6,175,000	8,037,534

			18,558,701

Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Baa3	5,825,000	6,749,416
Carrizo Oil & Gas, Inc., 7.50%, 9/15/2020	B3	405,000	413,100
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[2], 6.625%, 11/15/2019	Ba3	775,000	744,000
Drill Rigs Holdings, Inc. (Marshall Islands)[2], 6.50%, 10/1/2017	B2	480,000	477,000
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/2017	B3	335,000	376,037
EOG Resources, Inc., 2.625%, 3/15/2023	A3	2,765,000	2,794,801
EV Energy Partners LP - EV Energy Finance Corp., 8.00%, 4/15/2019	B3	740,000	767,750
PBF Holding Co. LLC - PBF Finance Corp.[2], 8.25%, 2/15/2020	Ba3	320,000	336,000
Petrobras International Finance Co. (Cayman Islands), 5.375%, 1/27/2021	A3	6,900,000	7,774,720
SandRidge Energy, Inc.[2], 7.50%, 2/15/2023	B2	335,000	345,050
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	Ba3	750,000	781,875

			21,559,749

Total Energy			40,118,450

Financials - 34.1%
Capital Markets - 8.0%
Credit Suisse AG (Switzerland)[2], 2.60%, 5/27/2016	Aaa	4,295,000	4,529,266
GFI Group, Inc., 8.625%, 7/19/2018	Ba2	480,000	421,200
Goldman Sachs Capital II5, 4.00%, 6/1/2043	Ba2	4,205,000	3,167,038
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	3,385,000	3,950,901
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	4,510,000	5,033,007
Innovation Ventures LLC - Innovation Ventures Finance Corp.[2], 9.50%, 8/15/2019	B2	370,000	357,050
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa2	6,925,000	7,946,437
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	2,295,000	2,749,672
Morgan Stanley, 5.55%, 4/27/2017	Baa1	3,544,000	3,885,369
Morgan Stanley, 7.30%, 5/13/2019	Baa1	4,310,000	5,085,778
Morgan Stanley, 5.50%, 1/26/2020	Baa1	4,485,000	4,881,882
Morgan Stanley, 5.75%, 1/25/2021	Baa1	5,400,000	5,927,315
Morgan Stanley, 5.50%, 7/28/2021	Baa1	2,320,000	2,538,978

			50,473,893

3

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks - 6.9%
Bank of Nova Scotia (Canada)[2], 1.65%, 10/29/2015	Aaa	$3,000,000	$3,098,100
KeyBank National Association, 5.45%, 3/3/2016	Baa1	4,640,000	5,213,861
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	5,665,000	6,824,303
National Bank of Canada (Canada)[2], 2.20%, 10/19/2016	Aaa	2,700,000	2,855,250
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,370,290
PNC Bank National Association, 5.25%, 1/15/2017	A3	5,640,000	6,465,617
Royal Bank of Canada (Canada)[2], 3.125%, 4/14/2015	Aaa	3,000,000	3,191,400
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	Aaa	1,550,000	1,559,765
Santander Holdings USA, Inc., 3.00%, 9/24/2015	Baa2	2,000,000	2,023,440
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	785,713
The Toronto-Dominion Bank (Canada)[2], 2.20%, 7/29/2015	Aaa	3,000,000	3,140,700
The Toronto-Dominion Bank (Canada)[2], 1.625%, 9/14/2016	Aaa	1,400,000	1,447,320
Wachovia Corp., 5.25%, 8/1/2014	A3	4,500,000	4,836,937

			43,812,696

Consumer Finance - 1.5%
American Express Co., 8.125%, 5/20/2019	A3	3,935,000	5,323,410
American Express Co.[5], 6.80%, 9/1/2066	Baa2	3,445,000	3,686,150
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	530,000	584,325

			9,593,885

Diversified Financial Services - 6.3%
Bank of America Corp., 5.75%, 8/15/2016	Baa3	3,715,000	4,080,649
Bank of America Corp., 5.65%, 5/1/2018	Baa2	2,675,000	3,049,971
Bank of America Corp., 7.625%, 6/1/2019	Baa2	3,315,000	4,139,543
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	2,195,000	2,739,037
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	6,231,000	8,240,535
CME Group, Inc., 3.00%, 9/15/2022	Aa3	6,010,000	6,042,370
CNG Holdings, Inc.[2], 9.375%, 5/15/2020	B3	705,000	724,387
General Motors Financial Co., Inc.[2], 4.75%, 8/15/2017	Ba3	600,000	615,186
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2	4,300,000	5,286,080
JPMorgan Chase Bank National Association, 5.875%, 6/13/2016	A1	3,000,000	3,449,829
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2], 7.375%, 10/1/2017	Ba3	480,000	489,600

SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[2], 8.875%, 8/1/2020	B2	715,000	765,050

			39,622,237

Insurance - 4.7%
American International Group, Inc., 4.25%, 5/15/2013	Baa1	1,840,000	1,877,223
American International Group, Inc., 4.875%, 6/1/2022	Baa1	5,625,000	6,339,133
American International Group, Inc., 6.25%, 3/15/2037	Baa2	2,070,000	2,090,700
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	6,149,977

4

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
Genworth Financial, Inc., 7.625%, 9/24/2021	Baa3		$5,980,000	$6,103,391
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3		5,770,000	6,481,106
Hub International Ltd.[2], 8.125%, 10/15/2018	Caa2		480,000	486,000

				29,527,530

Real Estate Investment Trusts (REITS) - 6.7%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3		2,750,000	2,892,692
Boston Properties LP, 5.875%, 10/15/2019	Baa2		4,455,000	5,328,100
Camden Property Trust, 5.70%, 5/15/2017	Baa1		4,025,000	4,618,760
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		1,000,000	1,155,991
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2		4,180,000	4,650,568
HCP, Inc., 6.70%, 1/30/2018	Baa2		4,500,000	5,396,387
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		3,450,000	3,771,288
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2		2,665,000	3,294,534
Simon Property Group LP, 10.35%, 4/1/2019	A3		3,670,000	5,281,409
UDR, Inc., 4.625%, 1/10/2022	Baa2		5,700,000	6,291,056

				42,680,785

Total Financials				215,711,026

Health Care - 1.9%
Health Care Equipment & Supplies - 0.4%
Fresenius Medical Care US Finance, Inc., 6.875%, 7/15/2017	Ba2		720,000	828,000
Fresenius Medical Care US Finance, Inc.[2], 6.50%, 9/15/2018	Ba2		555,000	625,763
Fresenius US Finance II, Inc.[2], 9.00%, 7/15/2015	Ba1		445,000	512,863
Hologic, Inc.[2], 6.25%, 8/1/2020	B2		325,000	344,500

				2,311,126

Health Care Providers & Services - 1.0%
CHS - Community Health Systems, Inc., 5.125%, 8/15/2018	Ba3		155,000	160,813
CHS - Community Health Systems, Inc., 7.125%, 7/15/2020	B3		210,000	224,044
HCA, Inc., 6.375%, 1/15/2015	B3		100,000	107,750
HCA, Inc., 6.50%, 2/15/2020	Ba3		715,000	795,437
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[4]	655,000	713,950
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3		4,000,000	4,664,816

				6,666,810

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 3/1/2021	Baa1		2,400,000	2,735,268

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International[2], 6.75%, 8/15/2021	B1		395,000	409,813

Total Health Care				12,123,017

5

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 9.7%
Aerospace & Defense - 2.0%
The Boeing Co., 6.00%, 3/15/2019	A2	$3,465,000	$4,352,969
Ducommun, Inc., 9.75%, 7/15/2018	B3	550,000	580,250
Textron, Inc., 4.625%, 9/21/2016	Baa3	3,100,000	3,360,453
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,472,727

			12,766,399

Air Freight & Logistics - 0.2%
Aguila 3 S.A. (Luxembourg)[2], 7.875%, 1/31/2018	B2	600,000	630,000
FedEx Corp., 8.00%, 1/15/2019	Baa1	435,000	580,561

			1,210,561

Airlines - 1.2%
Continental Airlines Pass-Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	292,235	318,536
Continental Airlines Pass-Through Trust, Series 2012-2, Class A6, 4.00%, 10/29/2024	Baa2	1,000,000	1,022,500
Continental Airlines, Inc.[2], 6.75%, 9/15/2015	Ba2	535,000	561,081
Delta Air Lines Pass-Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa2	1,064,542	1,176,319
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba3	165,000	165,000
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3	365,000	372,300
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	4,213,946

			7,829,682

Building Products - 0.3%
Building Materials Corp. of America[2], 7.50%, 3/15/2020	Ba3	1,025,000	1,122,375
Owens Corning, 9.00%, 6/15/2019	Ba1	490,000	616,691

			1,739,066

Commercial Services & Supplies - 0.7%
Clean Harbors, Inc.[2], 5.25%, 8/1/2020	Ba3	365,000	375,950
Garda World Security Corp. (Canada)[2], 9.75%, 3/15/2017	B2	380,000	397,100
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	2,950,000	3,782,744

			4,555,794

Industrial Conglomerates - 1.5%
General Electric Capital Corp., 5.625%, 5/1/2018	A1	2,150,000	2,535,495
General Electric Capital Corp., 5.50%, 1/8/2020	A1	3,105,000	3,673,262
General Electric Co., 5.25%, 12/6/2017	Aa3	2,100,000	2,484,684
Tyco Electronics Group S.A. (Luxembourg), 4.875%, 1/15/2021	Baa2	800,000	894,506

			9,587,947

6

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 2.8%
Caterpillar Financial Services Corp., 2.05%, 8/1/2016	A2	$2,000,000	$2,084,646
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,401,282
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	B2	535,000	564,425
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,685,375
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	2,350,000	2,607,602
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	2,925,000	3,059,535

			17,402,865

Marine - 0.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island), 8.875%, 11/1/2017	Ba3	290,000	297,613
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[2], 8.875%, 11/1/2017	Ba3	245,000	248,981

			546,594

Road & Rail - 0.9%
Avis Budget Car Rental LLC - Avis Budget Finance, Inc., 8.25%, 1/15/2019	B2	320,000	348,400
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	4,327,283
Union Pacific Corp., 2.95%, 1/15/2023	Baa2	1,100,000	1,140,983

			5,816,666

Total Industrials			61,455,574

Information Technology - 1.6%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	325,000	347,750
ViaSat, Inc., 6.875%, 6/15/2020	B1	500,000	515,000

			862,750

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., 4.00%, 2/1/2022	Baa2	1,500,000	1,583,346
Corning, Inc., 4.25%, 8/15/2020	A3	2,500,000	2,805,495
CPI International, Inc., 8.00%, 2/15/2018	B3	390,000	371,475

			4,760,316

Office Electronics - 0.6%
Xerox Corp.[5], 1.799%, 9/13/2013	Baa2	3,900,000	3,925,755

Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.[2], 7.50%, 8/15/2022	Ba3	390,000	376,350
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co., 10.50%, 4/15/2018	B2	330,000	371,250

			747,600

Total Information Technology			10,296,421

7

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials - 8.0%
Chemicals - 0.9%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	$1,635,000	$2,055,314
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	3,000,000	3,160,212
Taminco Global Chemical Corp.[2], 9.75%, 3/31/2020	Caa1	315,000	340,200

			5,555,726

Containers & Packaging - 0.2%
Consolidated Container Co. LLC - Consolidated Container Capital, Inc.[2], 10.125%, 7/15/2020	Caa1	715,000	761,475
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer Lu2, 5.75%, 10/15/2020	B1	580,000	580,000

			1,341,475

Metals & Mining - 5.6%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	5,685,000	6,114,746
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	5,185,000	5,723,441
ArcelorMittal (Luxembourg), 5.75%, 3/1/2021	Baa3	5,460,000	5,201,906
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	4,111,784
Calcipar S.A. (Luxembourg)[2], 6.875%, 5/1/2018	B1	450,000	446,625
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,049,861
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	2,000,000	1,962,674
FMG Resources August 2006 Pty. Ltd. (Australia)[2], 6.875%, 2/1/2018	B1	355,000	330,150
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	2,925,000	2,927,954
Rio Tinto Finance USA Ltd. (Australia), 3.75%, 9/20/2021	A3	4,000,000	4,261,120
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	3,010,000	3,047,179

			35,177,440

Paper & Forest Products - 1.3%
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,996,659
Sappi Papier Holding GmbH (Austria)[2], 8.375%, 6/15/2019	Ba2	720,000	770,400
Smurfit Kappa Acquisitions (Ireland)[2], 4.875%, 9/15/2018	Ba2	730,000	720,875

			8,487,934

Total Materials			50,562,575

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 1.1%
Inmarsat Finance plc (United Kingdom)[2], 7.375%, 12/1/2017	Ba2	670,000	723,600
UPCB Finance III Ltd. (Cayman Islands)[2], 6.625%, 7/1/2020	Ba3	155,000	162,363
UPCB Finance VI Ltd. (Cayman Islands)[2], 6.875%, 1/15/2022	Ba3	410,000	434,600
Verizon Communications, Inc., 8.75%, 11/1/2018	A3	2,130,000	2,973,819
Wind Acquisition Finance S.A. (Luxembourg)[2], 11.75%, 7/15/2017	B3	905,000	852,963
Wind Acquisition Finance S.A. (Luxembourg)[2], 7.25%, 2/15/2018	Ba3	1,525,000	1,448,750
Windstream Corp., 7.50%, 6/1/2022	Ba3	485,000	514,100

			7,110,195

8

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 1.7%
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2	$4,070,000	$4,901,843
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2	610,000	686,430
NII Capital Corp., 7.625%, 4/1/2021	B2	1,030,000	818,850
SBA Tower Trust[2], 5.101%, 4/17/2017	A2	2,095,000	2,334,624
SBA Tower Trust[2], 2.933%, 12/15/2017	A2	1,515,000	1,557,202

			10,298,949

Total Telecommunication Services			17,409,144

Utilities - 2.2%
Electric Utilities - 2.2%
Allegheny Energy Supply Co. LLC[2], 5.75%, 10/15/2019	Baa3	2,385,000	2,625,291
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa1	4,000,000	4,242,408
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,971,922
System Energy Resources, Inc., 4.10%, 4/1/2023	Baa1	3,110,000	3,153,189

Total Utilities			13,992,810

Total Non - Convertible Corporate Bonds
(Identified Cost $453,322,419)			502,310,081

TOTAL CORPORATE BONDS
(Identified Cost $459,531,899)			509,335,331

PREFERRED STOCKS - 2.5%
Financials - 2.5%
Commercial Banks - 1.5%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2	119,980	3,124,279
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	Baa3	123,550	3,075,160
U.S. Bancorp., Series F (non-cumulative), 6.50%[7]	A3	114,010	3,317,691

			9,517,130

Diversified Financial Services - 0.5%
Bank of America Corp., Series M (non-cumulative), 8.125%[7]	B1	3,000	3,304,380

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	Baa1	109,100	3,027,525

TOTAL PREFERRED STOCKS
(Identified Cost $14,307,954)			15,849,035

ASSET-BACKED SECURITIES - 1.1%
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	Aaa	$1,045,188	1,072,120
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2], 5.29%, 3/25/2016	Aaa	2,585,000	2,836,109

9

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2], 3.74%, 2/25/2017	Aaa		$2,360,000	$2,555,002
SLM Student Loan Trust, Series 2002-4, Class A4[5], 0.529%, 3/15/2017	Aaa		152,225	151,690

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $6,139,751)				6,614,921

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.3%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029 .	AAA	[4]	376,590	405,976
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[5], 5.727%, 5/10/2045	AAA	[4]	700,000	808,337
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	386,192
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		715,000	793,073
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[5], 5.712%, 9/11/2038	Aaa		1,010,000	1,161,819
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[4]	650,000	751,128
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2], 3.759%, 4/15/2044	Aaa		240,000	260,136
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5], 5.219%, 7/15/2044	Aaa		500,000	560,322
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[5], 5.73%, 3/15/2049	Aaa		575,000	663,622
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[5], 5.748%, 6/10/2046	AAA	[4]	900,000	1,027,027
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2], 3.156%, 7/10/2046	Aaa		1,253,309	1,328,975
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	Aaa		1,400,000	1,426,107
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	Aaa		1,325,000	1,343,328
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	Aaa		1,480,000	1,518,995
FREMF Mortgage Trust, Series 2011-K701, Class B2,5, 4.286%, 7/25/2048	A	[4]	950,000	1,006,429
FREMF Mortgage Trust, Series 2011-K702, Class B2,5, 4.77%, 4/25/2044	A3		230,000	250,795
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4[5], 5.867%, 7/10/2038	Aaa		1,695,000	1,964,740
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5], 5.29%, 1/12/2043	Aaa		850,000	942,240
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5], 5.20%, 12/15/2044	Aaa		1,670,000	1,880,398

10

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5] , 5.868%, 4/15/2045	Aaa		$1,075,000	$1,239,843
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2] , 4.07%, 11/15/2043	Aaa		750,000	841,505
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[5] , 5.866%, 6/15/2038	Aaa		970,000	1,120,915
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[5] , 5.414%, 7/12/2046	Aaa		605,000	695,927
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	Aaa		1,505,000	1,598,108
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4[5] , 5.211%, 11/14/2042	Aaa		385,000	429,697
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A5 , 5.23%, 9/15/2042	Aaa		210,000	232,714
Morgan Stanley Capital I, Series 2011-C1, Class A2[2] , 3.884%, 9/15/2047	AAA	[4]	200,000	217,813
OBP Depositor LLC Trust, Series 2010-OBP, Class A2 , 4.646%, 7/15/2045	AAA	[4]	420,000	494,891
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028	AAA	[4]	1,195,000	1,354,902
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5] , 5.24%, 10/15/2044	Aaa		1,089,574	1,220,699
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[5] , 5.737%, 5/15/2043	Aaa		770,000	882,511
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5] , 6.011%, 6/15/2045	Aaa		1,220,000	1,424,914
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043	Aaa		1,350,000	1,535,493
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3[6] , 2.918%, 10/15/2045	Aaa		1,915,000	1,975,476

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $31,723,402)				33,745,047

FOREIGN GOVERNMENT BONDS - 1.2%
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3		MYR 8,905,000	3,022,590
Republic of Italy (Italy), 2.125%, 10/5/2012	WR	[3]	$4,265,000	4,265,000

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $7,207,630)				7,287,590

MUNICIPAL BONDS - 0.5%
New York City, Public Impt., G.O. Bond, 6.646%, 12/1/2031
(Identified Cost $2,500,000)	Aa2		2,500,000	3,066,775

11

Investment Portfolio - September 30, 2012

(unaudited)

CORE PLUS BOND SERIES	SHARES/ PRINCIPAL AMOUNT	VALUE

MUTUAL FUNDS - 0.0%*
John Hancock Preferred Income Fund
(Identified Cost $139,390)	10,500	$240,450

U.S. GOVERNMENT AGENCIES - 4.9%

Mortgage-Backed Securities - 4.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$2,530,654	2,766,942
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	205,077	224,225
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	223,021	245,551
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,622,413	1,773,899
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	283,631	312,284
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	2,798,491	3,059,788
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	170,211	185,784
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	1,361,576	1,493,129
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	7,843,827	8,681,611
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	3,247,248	3,588,085
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	928,541	1,015,286
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	271,973	299,569
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	198,381	218,510
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	160,558	177,619
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	282,195	317,913
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	132,262	143,792
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	381,011	418,848
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	97,289	106,115
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	1,864,880	2,032,303
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	1,410,389	1,537,009
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	175,470	191,716
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040	216,273	235,892
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	1,221,449	1,342,749
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	805,420	885,405

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $30,537,161)		31,254,024

SHORT-TERM INVESTMENTS - 5.1%
Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.07%,
(Identified Cost $32,256,971)	32,256,971	32,256,971

TOTAL INVESTMENTS - 101.1%
(Identified Cost $584,344,158)		639,650,144
LIABILITIES, LESS OTHER ASSETS - (1.1%)		(7,101,006)

NET ASSETS - 100%		$632,549,138

12

Investment Portfolio - September 30, 2012

(unaudited)

* Less than 0.1%

G.O. Bond—General Obligation Bond

Impt.—Improvement

MYR—Malaysian Ringgit

1Credit ratings from Moody’s (unaudited).

2Restricted securities—Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $77,711,224, or 12.3%, of the Series’ net assets as of September 30, 2012.

3Credit rating has been withdrawn. As of September 30, 2012, there is no rating available.

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of September 30, 2012.

6Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

7The rate shown is a fixed rate as of September 30, 2012; the rate becomes floating, based on LIBOR plus a spread, at dates ranging from 2018 to 2022.

8Rate shown is the current yield as of September 30, 2012.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$584,353,082
Unrealized appreciation	56,144,570
Unrealized depreciation	(847,508)

Net unrealized appreciation	$55,297,062

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred Securities:
Financials	$15,849,035	$12,544,655	$3,304,380	$—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	31,254,024	—	31,254,024	—
States and political subdivisions
(municipals)	3,066,775	—	3,066,775	—
Corporate Debt:
Consumer Discretionary	68,444,634	—	68,444,634	—
Consumer Staples	12,196,430	—	12,196,430	—
Energy	40,118,450	—	40,118,450	—
Financials	215,711,026	—	215,711,026	—
Health Care	12,123,017	—	12,123,017	—
Industrials	61,455,574	—	61,455,574	—
Information Technology	10,296,421	—	10,296,421	—

13

Investment Portfolio - September 30, 2012

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Materials	$50,562,575	$—	$50,562,575	$—
Telecommunication Services	17,409,144	—	17,409,144	—
Utilities	13,992,810	—	13,992,810	—
Convertible corporate debt:
Financials	2,778,750	—	2,778,750	—
Health Care	618,566	—	618,566	—
Information Technology	2,892,934	—	2,892,934	—
Materials	735,000	—	735,000	—
Asset-backed securities	6,614,921	—	6,614,921	—
Commercial mortgage-backed securities	33,745,047	—	33,745,047	—
Foreign government bonds	7,287,590	—	7,287,590	—
Mutual funds	32,497,421	32,497,421	—	—

Total assets	$639,650,144	$45,042,076	$594,608,068	$—

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - September 30, 2012

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.3%
Consumer Discretionary - 15.0%
Hotels, Restaurants & Leisure - 7.5%
Accor S.A. (France)[1]	217,000	$7,224,464
Hyatt Hotels Corp. - Class A*	45,000	1,806,750
InterContinental Hotels Group plc (United Kingdom)[1]	157,134	4,126,304
Orient-Express Hotels Ltd. - ADR - Class A (Bermuda)*	168,190	1,496,891

		14,654,409

Household Durables - 7.5%
DR Horton, Inc.	189,450	3,910,248
Lennar Corp. - Class A	109,846	3,819,345
NVR, Inc.*	3,725	3,145,763
Toll Brothers, Inc.*	112,662	3,743,758

		14,619,114

Total Consumer Discretionary		29,273,523

Financials - 83.4%
Real Estate Management & Development - 1.5%
General Shopping Brasil S.A. (Brazil)*	291,000	1,468,457
Thomas Properties Group, Inc.	262,850	1,529,787

		2,998,244

REITS - Apartments - 13.6%
American Campus Communities, Inc.	62,960	2,762,685
Apartment Investment & Management Co. - Class A	98,000	2,547,020
Associated Estates Realty Corp.	194,728	2,952,076
AvalonBay Communities, Inc.	5,300	720,747
Camden Property Trust	49,610	3,199,349
Education Realty Trust, Inc.	129,690	1,413,621
Equity Residential	12,140	698,414
Home Properties, Inc.	41,440	2,539,029
Mid-America Apartment Communities, Inc.	51,400	3,356,934
UDR, Inc.	263,240	6,533,617

		26,723,492

REITS - Diversified - 12.7%
American Assets Trust, Inc.	75,950	2,034,701
Coresite Realty Corp.	185,170	4,988,480
Digital Realty Trust, Inc.	88,522	6,183,262
DuPont Fabros Technology, Inc.	210,102	5,305,075
Land Securities Group plc (United Kingdom)[1]	160,000	1,971,884
Potlatch Corp.	27,100	1,012,727
Unibail-Rodamco SE (France)[1]	10,825	2,157,049
Weyerhaeuser Co.	43,100	1,126,634

		24,779,812

1

Investment Portfolio - September 30, 2012

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Health Care - 8.3%
HCP, Inc.	129,990	$5,781,955
Health Care REIT, Inc.	99,360	5,738,040
Healthcare Realty Trust, Inc.	61,320	1,413,426
Healthcare Trust of America, Inc.	161,530	1,579,763
LTC Properties, Inc.	54,900	1,748,565

		16,261,749

REITS - Hotels - 6.7%
Host Hotels & Resorts, Inc.	405,000	6,500,250
Pebblebrook Hotel Trust	281,234	6,578,063

		13,078,313

REITS - Industrial - 1.0%
ProLogis, Inc.	58,400	2,045,752

REITS - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	39,030	2,658,724

REITS - Office Property - 15.0%
Alexandria Real Estate Equities, Inc.	75,920	5,581,638
BioMed Realty Trust, Inc.	417,707	7,819,475
Boston Properties, Inc.	67,300	7,444,053
Corporate Office Properties Trust	193,214	4,631,340
Mack-Cali Realty Corp.	147,420	3,921,372

		29,397,878

REITS - Regional Malls - 11.0%
CBL & Associates Properties, Inc.	73,200	1,562,088
General Growth Properties, Inc.	226,800	4,418,064
The Macerich Co.	32,910	1,883,439
Simon Property Group, Inc.	65,400	9,928,374
Tanger Factory Outlet Centers	50,540	1,633,958
Taubman Centers, Inc.	26,740	2,051,760

		21,477,683

REITS - Shopping Centers - 3.3%
Cedar Realty Trust, Inc.	279,728	1,476,964
Equity One, Inc.	141,000	2,969,460
Kimco Realty Corp.	96,000	1,945,920

		6,392,344

REITS - Single Tenant - 2.7%
Agree Realty Corp.	54,930	1,400,166
National Retail Properties, Inc.	65,160	1,987,380
Realty Income Corp.	48,690	1,990,934

		5,378,480

2

Investment Portfolio - September 30, 2012

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Storage - 6.2%
CubeSmart	254,280	$3,272,584
Public Storage	20,000	2,783,400
Sovran Self Storage, Inc	105,340	6,093,919

		12,149,903

Total Financials		163,342,374

Industrials - 0.9%
Transportation Infrastructure - 0.9%
Groupe Eurotunnel S.A. (France)[1]	248,100	1,747,509

Utilities - 0.0%
Electric Utilities - 0.0%
AET&D Holdings No. 1 Ltd. (Australia)[2]	125,000	—

TOTAL COMMON STOCKS
(Identified Cost $149,894,957)		194,363,406

PREFERRED STOCKS - 0.5%
Financials - 0.5%
REITS - Office Property - 0.5%
MPG Office Trust, Inc., Series A, 7.625%*
(Identified Cost $952,530)	47,920	1,080,117

SHORT-TERM INVESTMENTS - 0.2%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.07%
(Identified Cost $358,064)	358,064	358,064

TOTAL INVESTMENTS - 100.0%
(Identified Cost $151,205,551)		195,801,587
LIABILITIES, LESS OTHER ASSETS - 0.0%**		(67,482)

NET ASSETS - 100%		$195,734,105

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security

**Less than 0.01%

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of September 30, 2012.

3

Investment Portfolio - September 30, 2012

(unaudited)

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$151,276,010
Unrealized appreciation	46,449,774
Unrealized depreciation	(1,924,197)

Net unrealized appreciation	$44,525,577

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$29,273,523	$17,922,755	$11,350,768	$—
Financials	163,342,374	159,213,441	4,128,933	—
Industrials	1,747,509	—	1,747,509	—
Utilities	—	—	—	—	**
Preferred Securities:
Financials	1,080,117	1,080,117	—	—
Mutual funds	358,064	358,064	—	—

Total assets	$195,801,587	$178,574,377	$17,227,210	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

**AET&D Holdings No.1 Ltd. is a Level 3 security as of September 30, 2012. However, there is no cost or fair value for this security reported in the Investment Portfolio.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2012

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 95.4%
Akron, Recreational Facilities Impt., Prerefunded Balance, G.O. Bond	6.500%	11/1/2015	Aa3		$300,000	$356,478
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA	[2]	200,000	212,090
Akron, Various Purposes Impt., Series B, G.O. Bond .	5.000%	12/1/2031	AA	[2]	300,000	337,020
Allen East Local School District, Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR	[3]	285,000	309,607
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1		200,000	237,038
Beaver Local School District, G.O. Bond	4.000%	12/1/2029	Aa2		230,000	249,989
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3		15,000	15,807
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2		100,000	110,087
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1		100,000	104,224
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3		500,000	531,115
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A1		1,355,000	1,520,418
Cincinnati City School District, Construction & Impt., G.O. Bond, FGRNA	5.250%	12/1/2025	Aa2		600,000	792,348
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	6/1/2016	Aa2		200,000	201,748
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2020	Aa2		315,000	332,274
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2024	Aa2		500,000	527,420
Cincinnati City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2031	Aa2		1,170,000	1,234,163
Cincinnati Water System, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		200,000	240,618
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2014	Aaa		200,000	219,794
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2036	Aaa		400,000	465,476
Cincinnati Water Systems, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2037	Aaa		400,000	465,476
Cincinnati, Series B, G.O. Bond	1.500%	12/1/2014	Aa1		360,000	367,751
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa1		250,000	258,083
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa1		170,000	190,512
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	4.000%	1/1/2014	Aa1		500,000	522,635
Columbus City School District, Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2		500,000	552,690
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2		500,000	523,535
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2		250,000	276,730
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2		300,000	330,450

1

Investment Portfolio - September 30, 2012

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Columbus, Limited Tax, Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa		$250,000	$270,683
Columbus, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa		895,000	969,043
Columbus, Public Impt., Series A, G.O. Bond	4.000%	6/1/2013	Aaa		500,000	512,745
Columbus, Public Impt., Series D, G.O. Bond	5.000%	12/15/2013	Aaa		100,000	105,734
Columbus, Series A, G.O. Bond	5.000%	6/15/2013	Aaa		200,000	206,816
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa		400,000	435,572
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1		400,000	470,932
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1		250,000	278,308
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1		200,000	222,646
Dublin City School District, Prerefunded Balance, G.O. Bond	5.375%	12/1/2017	Aaa		100,000	100,907
Eaton Community City School District, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2		500,000	525,965
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa2		200,000	248,486
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa2		315,000	340,943
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa		500,000	579,355
Gahanna, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1		100,000	108,094
Green, G.O. Bond	2.000%	12/1/2014	AA	[2]	285,000	293,838
Greene County Water System, Revenue Bond	3.500%	12/1/2026	Aa2		300,000	313,557
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2		415,000	457,919
Hamilton County, Series A, Revenue Bond, NATL	5.250%	12/1/2012	Aa2		500,000	504,470
Hamilton County, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2		200,000	220,570
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2		100,000	114,328
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3		100,000	110,185
Hamilton, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3		120,000	133,550
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2		200,000	221,162
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3		275,000	320,257
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2036	Aa2		450,000	505,836
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1		500,000	516,195
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2		225,000	248,796
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2		705,000	779,561
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR	[3]	500,000	521,020
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2		1,140,000	1,234,335

2

Investment Portfolio - September 30, 2012

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Lima, Revenue Bond, AGM	4.300%	12/1/2029	Aa3		$200,000	$223,660
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2		200,000	227,438
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2		300,000	341,382
Lucas County, G.O. Bond	3.000%	12/1/2012	Aa2		200,000	200,924
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA	[2]	100,000	111,350
Mahoning County, Various Purposes Impt., Series B, G.O. Bond, AGC	4.375%	12/1/2035	Aa3		300,000	325,923
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	Aa3		100,000	112,209
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	Aa3		180,000	185,818
Marysville, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa3		155,000	157,466
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa		925,000	1,007,612
Massillon City School District, Various Purposes Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/1/2014	Baa2		100,000	100,667
Maumee City School District, G.O. Bond, AGM	4.600%	12/1/2031	Aa3		260,000	265,174
Mentor City, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1		200,000	205,580
Miami County, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa2		300,000	304,461
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2		250,000	277,685
Middletown, Public Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa2		230,000	274,050
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa2		100,000	118,967
Montgomery County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2012	Aa1		200,000	201,682
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	Aa3		200,000	221,052
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa3		145,000	161,639
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2		1,025,000	1,178,996
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA	[2]	270,000	292,202
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	230,320
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		25,000	27,572
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA	[2]	575,000	645,196
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	12/1/2030	Aa1		180,000	190,091
Ohio State, Conservation Project, Series A, G.O. Bond	5.000%	9/1/2013	Aa1		350,000	365,327
Ohio State, Public Impt., Series A, G.O. Bond	5.000%	2/1/2014	Aa1		250,000	265,395

3

Investment Portfolio - September 30, 2012

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State, School Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1		$300,000	$324,210
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	632,680
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1		800,000	855,488
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3		100,000	108,634
Pickerington Local School District, G.O. Bond, NATL	4.250%	12/1/2034	Aa2		230,000	238,754
Portsmouth City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2023	Aa2		440,000	443,705
Princeton City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2030	AA	[2]	200,000	211,212
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A	[2]	225,000	238,619
Springboro, Limited Tax, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa2		100,000	105,933
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa2		100,000	121,167
Summit County, Various Purposes Impt., Series R, G.O. Bond, FGRNA	5.500%	12/1/2019	Aa1		100,000	126,967
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2		270,000	298,750
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA	[2]	300,000	308,763
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1		100,000	118,348
Talawanda School District, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2021	Aa2		200,000	215,892
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2		180,000	200,804
Toledo, Limited Tax, Capital Impt., G.O. Bond	3.375%	12/1/2028	A2		200,000	198,844
Twinsburg City School District, G.O. Bond, FGRNA	5.000%	12/1/2018	Aa2		100,000	109,096
Twinsburg, Series A, G.O. Bond	2.000%	12/1/2012	Aa2		155,000	155,488
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2		235,000	256,108
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA	[2]	180,000	198,581
West Chester Township, Public Impt., G.O. Bond, NATL	4.000%	12/1/2013	Aaa		100,000	104,346
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2		10,000	10,036

TOTAL MUNICIPAL BONDS (Identified Cost $35,538,015)						37,159,647

SHORT-TERM INVESTMENTS—4.9%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $1,908,105)					1,908,105	1,908,105

TOTAL INVESTMENTS - 100.3% (Identified Cost $37,446,120)						39,067,752
LIABILITIES, LESS OTHER ASSETS - (0.3%)						(121,525)

NET ASSETS - 100%						$38,946,227

4

Investment Portfolio - September 30, 2012

(unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt.- Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2012, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: AGM - 21.2%; NATL -15.0%.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$37,446,120
Unrealized appreciation	1,629,225
Unrealized depreciation	(7,593)

Net unrealized appreciation	$1,621,632

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$37,159,647	$—	$37,159,647	$—
Mutual funds	1,908,105	1,908,105	—	—

Total assets	$39,067,752	$1,908,105	$37,159,647	$—

5

Investment Portfolio - September 30, 2012

(unaudited)

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2012

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.5%
Consumer Staples - 12.6%
Food & Staples Retailing - 2.8%
The Fresh Market, Inc.*	9,550	$572,809
United Natural Foods, Inc.*	13,820	807,779
Whole Foods Market, Inc.	7,970	776,278

		2,156,866

Food Products - 9.8%
Alliance Grain Traders, Inc. (Canada)	53,420	785,732
Cal-Maine Foods, Inc	19,470	874,982
The Hain Celestial Group, Inc.*	10,900	686,700
Ingredion, Inc.	42,210	2,328,304
Pilgrim’s Pride Corp.*	162,080	828,229
Sanderson Farms, Inc.	18,930	839,924
SunOpta, Inc. (Canada)*	65,070	415,797
Tyson Foods, Inc. - Class A	47,030	753,421

		7,513,089

Total Consumer Staples		9,669,955

Energy - 17.9%
Energy Equipment & Services - 10.1%
Baker Hughes, Inc.	23,610	1,067,880
Bourbon S.A. (France)[1]	15,000	430,176
Cameron International Corp.*	43,230	2,423,906
CARBO Ceramics, Inc.	11,190	704,075
Gulfmark Offshore, Inc. - Class A*	20,790	686,902
Hornbeck Offshore Services, Inc.*	18,340	672,161
National Oilwell Varco, Inc.	9,800	785,078
Schlumberger Ltd. (Curacao)	13,940	1,008,280

		7,778,458

Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	8,380	724,619
Ceres, Inc.*	19,480	110,646
Chesapeake Energy Corp.	21,770	410,800
Encana Corp. (Canada).	49,700	1,089,424
EOG Resources, Inc.	7,090	794,435
Hess Corp.	38,910	2,090,245
Range Resources Corp.	11,120	776,954

		5,997,123

Total Energy		13,775,581

Financials - 5.6%
Diversified Financial Services - 0.8%
JSE Ltd. (South Africa)[1]	79,770	660,357

1

Investment Portfolio - September 30, 2012

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 4.8%
Digital Realty Trust, Inc.	21,650	$1,512,253
DuPont Fabros Technology, Inc.	86,040	2,172,510

		3,684,763

Total Financials		4,345,120

Health Care - 3.4%
Health Care Equipment & Supplies - 3.4%
Neogen Corp.*	60,650	2,589,755

Industrials - 32.0%
Electrical Equipment - 3.1%
Polypore International, Inc.*	67,850	2,398,497

Machinery - 19.5%
AGCO Corp.*	26,010	1,234,955
Deere & Co.	14,700	1,212,603
FANUC Corp. (Japan)[1]	4,600	740,409
First Tractor Co. Ltd. - Class H (China)*[1]	876,380	669,872
Lindsay Corp.	21,010	1,512,090
Pall Corp.	41,640	2,643,724
Pentair, Inc. (Switzerland)	51,940	2,311,849
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	39,880	855,400
Westport Innovations, Inc. - ADR (Canada)*	93,510	2,603,318
Xylem, Inc.	46,190	1,161,679

		14,945,899

Professional Services - 1.8%
ALS Ltd. (Australia)[1]	158,850	1,408,214

Trading Companies & Distributors - 5.1%
Brenntag AG (Germany)[1]	11,790	1,510,751
Fastenal Co.	30,590	1,315,064
MSC Industrial Direct Co., Inc. - Class A	8,000	539,680
WW Grainger, Inc	2,730	568,850

		3,934,345

Transportation Infrastructure - 2.5%
Groupe Eurotunnel S.A. (France)[1]	265,710	1,871,546

Total Industrials		24,558,501

Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 3.0%
Maxwell Technologies, Inc.*	280,190	2,275,143

Materials - 24.0%
Chemicals - 18.7%
Agrium, Inc. (Canada)	8,800	910,448

2

Investment Portfolio - September 30, 2012

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Chr. Hansen Holding A/S (Denmark)[1]	26,110	$784,626
Israel Chemicals Ltd. (Israel)[1]	67,210	816,313
Johnson Matthey plc (United Kingdom)[1]	51,640	2,017,056
Monsanto Co	42,000	3,822,840
Nufarm Ltd. (Australia)[1]	294,670	1,852,700
Sigma-Aldrich Corp	13,360	961,519
Syngenta AG (Switzerland)[1]	8,610	3,220,850

		14,386,352

Metals & Mining - 5.3%
Alumina Ltd. (Australia)[1]	1,034,290	900,583
Schnitzer Steel Industries, Inc. - Class A	37,190	1,046,899
Umicore S.A. (Belgium)[1]	40,480	2,119,078

		4,066,560

Total Materials		18,452,912

TOTAL COMMON STOCKS (Identified Cost $71,448,032)		75,666,967

SHORT-TERM INVESTMENTS - 1.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.07%, (Identified Cost $1,090,517)	1,090,517	1,090,517

TOTAL INVESTMENTS - 99.9% (Identified Cost $72,538,549)		76,757,484
OTHER ASSETS, LESS LIABILITIES - 0.1%		50,505

NET ASSETS - 100%		$76,807,989

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2012.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$72,710,768
Unrealized appreciation	8,759,854
Unrealized depreciation	(4,713,138)

Net unrealized appreciation	$4,046,716

3

Investment Portfolio - September 30, 2012

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity Securities*:
Consumer Staples	9,669,955	9,669,955	—	—
Energy	13,775,581	13,345,405	430,176	—
Financials	4,345,120	3,684,763	660,357	—
Health Care	2,589,755	2,589,755	—	—
Industrials	24,558,501	17,502,309	7,056,192	—
Information Technology	2,275,143	2,275,143	—	—
Materials	18,452,912	6,741,706	11,711,206	—
Mutual funds	1,090,517	1,090,517	—	—

Total assets	$76,757,484	$56,899,553	$19,857,931	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2012

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 93.0%
Consumer Discretionary - 12.4%
Auto Components - 2.3%
Mando Corp. (South Korea)[1]	14,900	$2,054,978

Automobiles - 2.6%
Hyundai Motor Co. (South Korea)[1]	10,570	2,384,139

Diversified Consumer Services - 2.9%
Anhanguera Educacional Participacoes S.A. (Brazil)	156,730	2,608,494

Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. (Argentina)	91,000	1,404,130

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)[1]	15,900	981,996

Specialty Retail - 2.0%
Belle International Holdings Ltd. (Hong Kong)[1]	1,036,000	1,872,202

Total Consumer Discretionary		11,305,939

Consumer Staples - 14.3%
Beverages - 4.1%
Cia Cervecerias Unidas S.A. - ADR (Chile)	33,200	2,368,156
Companhia de Bebidas das Americas (AmBev) - ADR (Brazil)	34,900	1,335,623

		3,703,779

Food & Staples Retailing - 3.3%
President Chain Store Corp. (Taiwan)[1]	239,000	1,275,772
Raia Drogasil S.A. (Brazil)	150,000	1,705,512

		2,981,284

Food Products - 4.6%
Biostime International Holdings Ltd. (Cayman Islands)[1]	358,500	914,332
Charoen Pokphand Foods PCL (Thailand)[1]	1,640,000	1,782,407
M Dias Branco S.A. (Brazil)	46,000	1,507,352

		4,204,091

Personal Products - 2.3%
Natura Cosmeticos S.A. (Brazil)	79,000	2,139,401

Total Consumer Staples		13,028,555

Energy - 6.4%
Energy Equipment & Services - 1.2%
Eurasia Drilling Co. Ltd. - GDR (Cayman Islands)[1]	33,200	1,097,239

Oil, Gas & Consumable Fuels - 5.2%
Pacific Rubiales Energy Corp. (Canada)	110,000	2,628,319
Petroleo Brasileiro S.A. - ADR (Brazil)	93,700	2,067,959

		4,696,278

Total Energy		5,793,517

1

Investment Portfolio - September 30, 2012

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials - 11.2%
Capital Markets - 0.4%
OSK Holdings Berhad (Malaysia)[1]	712,375	$328,279

Commercial Banks - 4.0%
Hong Leong Financial Group Berhad (Malaysia)[1]	427,000	1,652,804
ICICI Bank Ltd. - ADR (India)	50,000	2,007,000

		3,659,804

Diversified Financial Services - 2.5%
JSE Ltd. (South Africa)[1]	271,000	2,243,410

Insurance - 1.5%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	143,000	1,350,115

Real Estate Management & Development - 2.8%
BR Malls Participacoes S.A. (Brazil)	71,000	977,487
General Shopping Brasil S.A. (Brazil)*	318,000	1,604,706

		2,582,193

Total Financials		10,163,801

Health Care - 19.6%
Biotechnology - 1.0%
Green Cross Corp. (South Korea)[1]	6,073	924,552

Health Care Equipment & Supplies - 1.7%
Mindray Medical International Ltd. - ADR (China)	44,500	1,495,645

Health Care Providers & Services - 3.8%
Apollo Hospitals Enterprise Ltd. (India)[1]	219,260	3,039,793
Qualicorp S.A. (Brazil)*	46,000	442,471

		3,482,264

Life Sciences Tools & Services - 1.5%
WuXi PharmaTech Cayman, Inc. - ADR (Cayman Islands)*	93,500	1,395,955

Pharmaceuticals - 11.6%
Glenmark Pharmaceuticals Ltd. (India)[1]	245,383	1,955,792
Lupin Ltd. (India)[1]	164,080	1,852,195
Ranbaxy Laboratories Ltd. (India)*[1]	146,450	1,464,604
Strides Arcolab Ltd. (India)[1]	219,480	3,662,158
Sun Pharmaceutical Industries Ltd. (India)[1]	123,000	1,618,389

		10,553,138

Total Health Care		17,851,554

Industrials - 12.1%
Airlines - 2.4%
Copa Holdings S.A. - ADR - Class A (Panama)	26,400	2,145,528

Electrical Equipment - 1.6%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,415,598

2

Investment Portfolio - September 30, 2012

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Machinery - 4.7%
Hiwin Technologies Corp. (Taiwan)[1]	177,450	$1,294,310
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	138,180	2,963,872

		4,258,182

Marine - 1.5%
Sinotrans Shipping Ltd. (Hong Kong)[1]	6,200,000	1,392,204

Road & Rail - 0.0%
All America Latina Logistica S.A. (Brazil)	9,650	39,652

Transportation Infrastructure - 1.9%
Malaysia Airports Holdings Berhad (Malaysia)[1]	967,000	1,759,045

Total Industrials		11,010,209

Information Technology - 10.3%
Internet Software & Services - 7.2%
Mail.ru Group Ltd. - GDR (Russia)[1]	25,400	850,724
NHN Corp. (South Korea)[1]	9,800	2,554,161
Tencent Holdings Ltd. (China)[1]	29,200	988,586
Yandex N.V. - Class A - ADR (Netherlands)*	45,700	1,101,827
Youku Tudou, Inc. - ADR (China)*	56,800	1,044,552

		6,539,850

Semiconductors & Semiconductor Equipment - 3.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	1,360	1,638,934
Trina Solar Ltd. - ADR (Cayman Islands)*	141,000	645,780
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	313,000	532,100

		2,816,814

Total Information Technology		9,356,664

Materials - 3.1%
Chemicals - 1.6%
Yingde Gases (Hong Kong)[1]	1,604,000	1,416,020

Metals & Mining - 1.5%
Impala Platinum Holdings Ltd. (South Africa)[1]	82,000	1,369,674

Total Materials		2,785,694
Telecommunication Services - 3.6%
Wireless Telecommunication Services - 3.6%
MTN Group Ltd. (South Africa)[1]	94,700	1,828,195
SK Telecom Co. Ltd. (South Korea)[1]	10,900	1,431,786

Total Telecommunication Services		3,259,981
TOTAL COMMON STOCKS
(Identified Cost $75,011,408)		84,555,914

3

Investment Portfolio - September 30, 2012

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

MUTUAL FUNDS - 5.5%
iShares S&P India Nifty 50 Index Fund	104,000	$2,552,160
PowerShares India Portfolio	128,000	2,402,560

TOTAL MUTUAL FUNDS (Identified Cost $4,613,804)		4,954,720

SHORT-TERM INVESTMENTS - 3.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.07%, (Identified Cost $3,124,490)	3,124,490	3,124,490

TOTAL INVESTMENTS - 101.9% (Identified Cost $82,749,702)		92,635,124
LIABILITIES, LESS OTHER ASSETS - (1.9%)		(1,684,654)

NET ASSETS - 100%		$90,950,470

ADR - American Depository Receipt

GDR - Global Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2012.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Brazil 17.3%, India 17.2%; South Korea 13.2%.

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$82,749,702
Unrealized appreciation	12,369,863
Unrealized depreciation	(2,484,441)

Net unrealized appreciation	$9,885,422

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - September 30, 2012

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities*:
Consumer Discretionary	$11,305,939	$4,012,624	$7,293,315	$—
Consumer Staples	13,028,555	9,056,044	3,972,511	—
Energy	5,793,517	4,696,278	1,097,239	—
Financials	10,163,801	5,939,308	4,224,493	—
Health Care	17,851,554	3,334,071	14,517,483	—
Industrials	11,010,209	2,185,180	8,825,029	—
Information Technology	9,356,664	3,324,259	6,032,405	—
Materials	2,785,694	—	2,785,694	—
Telecommunication Services	3,259,981	—	3,259,981	—
Mutual funds	8,079,210	8,079,210	—	—

Total assets	$92,635,124	$40,626,974	$52,008,150	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2011 or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2012.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2012

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

MUTUAL FUNDS - 99.97%
Manning & Napier Fund, Inc. - Core Bond Series Fund, Class A	13,452	$158,198
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	16,593	218,194
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	3,895	39,179
Manning & Napier Fund, Inc. - Real Estate Series, Class I	7,208	72,370

TOTAL INVESTMENTS - 99.97%
(Identified Cost $488,956)		487,941
OTHER ASSETS, LESS LIABILITIES - 0.03%		140

NET ASSETS - 100%		$488,081

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$488,978
Unrealized appreciation	1,285
Unrealized depreciation	(2,322)

Net unrealized depreciation	$(1,037)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$487,941	$487,941	$—	$—

Total assets	$487,941	$487,941	$—	$—

There were no Level 3 securities held by the Series as of August 1, 2012 (commencement of operations) or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

1

Investment Portfolio - September 30, 2012

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2012

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

MUTUAL FUNDS - 99.88%
Manning & Napier Fund, Inc. - Core Bond Series Fund, Class A	28,331	$333,168
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	7,842	103,122
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	3,405	34,253
Manning & Napier Fund, Inc. - Real Estate Series, Class I	5,109	51,298

TOTAL INVESTMENTS - 99.88% (Identified Cost $521,628)		521,841
OTHER ASSETS, LESS LIABILITIES - 0.12%		645

NET ASSETS - 100%		$522,486

Federal Tax Information:

On September 30, 2012, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$521,628
Unrealized appreciation	1,854
Unrealized depreciation	(1,641)

Net unrealized appreciation	$213

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2012 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$521,841	$521,841	$—	$—

Total assets	$521,841	$521,841	$—	$—

There were no Level 3 securities held by the Series as of August 1, 2012 (commencement of operations) or September 30, 2012.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

1

Investment Portfolio - September 30, 2012

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 29, 2012

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: November 29, 2012